UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-05364

American High-Income Trust

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street, 55th Floor

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: September 30

Date of reporting period: September 30, 2023

Becky L. Park

American High-Income Trust

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American High-Income Trust® Annual report for the year ended September 30, 2023

Pursue sustainable
income over time

American High-Income Trust seeks to provide you with a high level of current income. Its secondary investment objective is capital appreciation.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class F-2 shares. Class A share results are shown at net asset value unless otherwise indicated. If a sales charge (maximum 3.75%) had been deducted from Class A shares, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com.

Refer to page 3 for Class F-2 and Class A share results with relevant sales charges deducted. For other share class results, refer to capitalgroup.com and americanfundsretirement.com.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Refer to capitalgroup. com for more information.

The fund’s net 30-day yield as of September 30, 2023, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 7.96% for Class F-2 shares and 7.36% for Class A shares. The fund’s gross 30-day yield as of that date was 7.89% for Class F-2 shares and 7.30% for Class A shares. The fund’s 12-month distribution rate as of that date was 6.88% for Class F-2 shares and 6.34% for Class A shares. Class A shares reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch, as an indication of an issuer’s creditworthiness. If rating agencies differ, securities will be considered to have received the middle rating, consistent with the fund’s investment policies. If only two agencies rate a security, the lower rating is used. If only one rates a security, that single rating is used. Securities in the Unrated category have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with fund investment policies. Investing in bonds issued outside the U.S. may be subject to additional risks. They include currency fluctuations, political and social instability, differing securities regulations and accounting standards, higher transaction costs, possible changes in taxation, illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents

1	Letter to investors

3	The value of a long-term perspective

4	Investment portfolio

24	Financial statements

50	Board of trustees and other officers

Fellow investors:

For the 12-month period ended September 30, Class F-2 shares of the American High-Income Trust reported a total return of 9.06%. That compares to 10.28% for the fund’s primary benchmark, the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index. The Lipper High Yield Funds Average, a benchmark of similar funds, gained 9.40%. During the 12-month period, for F-2 shares, the fund paid monthly dividends totaling approximately 62 cents a share. Shareholders who reinvested dividends received an income return of 7.23% for the period. Those who elected to take their dividends in cash received an income return of 7.01%.

High-yield market overview

Investment-grade bond markets tumbled as the U.S. Federal Reserve (Fed) and other central banks expressed a need to keep interest rates higher for longer in a bid to fight inflation. In contrast to higher investment-grade yields during the year, yields on high-yield bonds declined.

Across the U.S. fixed income market, high-yield bonds stood out among the best-returning sectors, posting a 10.28% return over the last 12 months, ending September 30, 2023, according to the Bloomberg U.S. Corporate High Yield Index.

The relatively short duration, higher income, and improved credit quality of the asset class relative to history all contributed to buoy results during a period of heightened market stress. Although yields across the speculative-grade market have fallen over the course of the year, down 80 basis points (bps), they remain elevated, at 8.9% and 250 bps higher than their 10-year average. Conversely, over this same period, spreads remained below their historical average of 544 bps, reflecting the impact of strong economic activity and improved credit quality.

Over the course of the last year, from a quality perspective, there was a clear

Results at a glance

For periods ended September 30, 2023, with all distributions reinvested

	Cumulative total returns	Average annual total returns
	1 year	3 years	5 years	10 years	Lifetime (since 2/19/88)

American High-Income Trust (Class F-2 shares)[1]	9.06%	3.61%	3.50%	3.94%	7.38%
American High-Income Trust (Class A shares)	8.75	3.31	3.21	3.68	7.14
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index[2]	10.28	1.75	2.95	4.24	7.51
Lipper High Yield Funds Average[3]	9.40	1.62	2.44	3.38	6.69

Past results are not predictive of results in future periods.

[1]	Class F-2 shares were first offered on August 4, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Refer to capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.
[2]	Source: Bloomberg Index Services Ltd. From February 19, 1988, through December 31, 1992, the Credit Suisse High Yield Index was used because the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index did not yet exist. Since January 1, 1993, the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index has been used. It is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index covers the universe of fixed-rate, non-investment-grade debt. The index limits the maximum exposure of any one issuer to 2%. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. There have been periods when the fund has lagged the index.
[3]	Source: Refinitiv Lipper. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper High Yield Funds Index is an equally weighted index of funds that aim at high (relative) current yield from fixed-income securities, have no quality or maturity restrictions and tend to invest in lower grade debt issues. The results of the underlying funds in the index include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes. There have been periods when the fund has lagged the index.

American High-Income Trust	1

trend of lower quality bonds, where the sensitivity to U.S. Treasury rates is lowest, leading the way. Triple-C bonds were higher by 12.7%, outpacing BB-rated and B-rated bonds by 424 bps and 109 bps, respectively. Although BB-rated bonds, the highest quality tier within the high-yield market, dominate the high-yield market at 47.8% of the index market value, they did drop from 51.6% of the market value a year ago.

Over the 12-month period, all industry categories were in positive territory, both broad and narrow. Within financial institutions, both finance companies and brokerages were among the top returning categories. Consumer cyclicals also posted better-than-average results, led by leisure and gaming. Oil field services was a strong standout within the broader energy sector. At the other end of the spectrum, albeit still in positive territory, communications, where media and telecom were a drag on the broader category, fell short of market returns. Within utilities, electric company bonds also weighed on returns.

Inside the portfolio

Over the past year, the fund has maintained its focus on higher rated bonds, with over 74% of its fixed income exposure in B-rated or higher rated bonds. The fund is slightly overweight the CCC-rated cohort of the high-yield market but also has maintained exposure of approximately 5% to BBB-rated bonds throughout the year. Having this higher quality focus, with an emphasis on bonds backed by collateral, was a negative influence on relative results, as lower quality rallied on robust economic conditions.

Weighing heaviest on relative returns from a broad standpoint was security selection and to a lesser degree was sector/industry selection. From an industry perspective, a sizeable underweight to consumer cyclicals, including all subsectors, weighed on returns as leisure and gaming both stood out as strong positive contributors to broader high-yield market returns. A marginal underweight to building materials, which posted healthy returns over the period, was also a negative for relative results.

On the opposite side of the ledger, an overweight to brokerage, one of the top-performing categories, was additive to relative results. Additionally in the broader financial institutions category, an underweight to banking, among the worst-performing sectors, was also a contributor to relative results. An overweight to the broader energy sector, where oil field services posted very strong returns, was a boost to relative results.

Exposure to non-benchmark investments was a net negative contributor to results. A modest level of cash and U.S. Treasuries detracted from returns, as Fed policy drove rates higher. Several equity positions, received from debt recapitalizations, also had a strong contribution to investment results.

Looking ahead

The long-term strategic merit of investing in high-yield bonds as part of a diversified portfolio remains strong. We believe investors should consider the asset class for its diversification and income benefits over the long term rather than attempting to time market cycles. Within a broader fixed income portfolio, augmenting a core bond portfolio, as represented by the Bloomberg U.S. Aggregate Index, with high-yield bonds has the potential to deliver superior risk-adjusted returns over time.

The economic outlook is uncertain, with heightened inflation concerns, elevated interest rates, and increasing macroeconomic and geopolitical headwinds. Credit stress has increased and is reflected in rising default rates over the last 12 months, but defaults are still below their 10-year average. We anticipate that high-yield default rates will rise modestly with increasing economic pressure and funding costs, but from a relatively low base of just 3.3%. Fundamentals are still strong today, but we anticipate more challenging credit conditions with higher borrowing costs from the historically low levels witnessed during the pandemic.

With elevated yields, higher than their historical average, median spreads modestly below their long-term average, and a favorable technical backdrop from declining issuance, we believe there are attractive opportunities to invest in high-yield bonds. Nonetheless, with elevated volatility and anticipated weaker economic activity, we plan to take a cautious approach to investing and seek to invest in sectors and companies backed by strong asset quality or collateral. We believe that security selection will be of paramount importance in this environment, as virtually all sectors will be exposed to more challenging economic conditions.

As always, we appreciate your continued support and long-term investment perspective.

Sincerely,

David A. Daigle
President

November 9, 2023

For current information about the fund, refer to capitalgroup.com.

2	American High-Income Trust

The value of a long-term perspective

Here’s how a hypothetical $10,000 investment in American High-Income Trust grew between February 19, 1988, when the fund began operations, and September 30, 2023, the end of its latest fiscal year (with all distributions reinvested).

Fund results shown are for Class F-2 and Class A shares. Class A shares reflect deduction of the maximum sales charge of 3.75% on the $10,000 investment1; thus, the net amount invested was $9,625.2

Class F-2 shares were first offered on August 4, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Refer to capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

[1]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
[2]	The maximum initial sales charge was 4.75% prior to January 10, 2000.
[3]	The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.
[4]	Source: Bloomberg Index Services Ltd. From February 19, 1988, through December 31, 1992, the Credit Suisse High Yield Index was used because the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index did not yet exist. Since January 1, 1993, the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index has been used.
[5]	Source: Refinitiv Lipper. Results of the Lipper High Yield Funds Average do not reflect any sales charges. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper categories are dynamic and averages may have few funds, especially over longer periods. For the number of funds included in the Lipper category for each fund’s lifetime, refer to the Quarterly Statistical Update, available on our website.
[6]	For the period February 19, 1988, commencement of operations, through September 30, 1988.

Past results are not predictive of results for future periods. The results shown are before taxes on fund distributions and sale of fund shares.

Average annual total returns based on a $1,000 investment (for periods ended September 30, 2023)

	1 year	5 years	10 years

Class F-2 shares	9.06%	3.50%	3.94%
Class A shares*	4.61	2.42	3.28

*	Assumes payment of the maximum 3.75% sales charge.

The total annual fund operating expense ratios are 0.44% for Class F-2 shares and 0.73% for Class A shares as of the prospectus dated December 1, 2023 (unaudited). The net ratio was 0.43% for Class F-2 and 0.72% for Class A. The expense ratios are restated to reflect current fees.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least December 1, 2024. The adviser may elect at its discretion to extend, modify or terminate the waiver at that time. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Refer to capitalgroup.com for more information.

American High-Income Trust	3

Investment portfolio September 30, 2023

Portfolio by type of security	Percent of net assets

Bonds, notes & other debt instruments 89.04%	Principal amount (000)		Value (000)
Corporate bonds, notes & loans 88.18%
Energy 15.00%
Aethon United BR, LP 8.25% 2/15/2026[1]	USD	9,500	$9,434
Antero Midstream Partners, LP 5.375% 6/15/2029[1]		10,095	9,254
Antero Resources Corp. 7.625% 2/1/2029[1]		4,356	4,418
Antero Resources Corp. 5.375% 3/1/2030[1]		5,950	5,485
Apache Corp. 4.625% 11/15/2025		5,540	5,330
Apache Corp. 5.10% 9/1/2040		13,635	10,847
Apache Corp. 4.75% 4/15/2043		3,685	2,688
Apache Corp. 4.25% 1/15/2044		270	177
Apache Corp. 5.35% 7/1/2049		150	115
Ascent Resources Utica Holdings, LLC 7.00% 11/1/2026[1]		38,410	37,556
Ascent Resources Utica Holdings, LLC 9.00% 11/1/2027[1]		3,830	4,829
Ascent Resources Utica Holdings, LLC 8.25% 12/31/2028[1]		4,042	4,003
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029[1]		26,735	24,072
BIP-V Chinook Holdco, LLC 5.50% 6/15/2031[1]		33,080	29,359
Blue Racer Midstream, LLC 7.625% 12/15/2025[1]		9,754	9,799
California Resources Corp. 7.125% 2/1/2026[1]		6,275	6,313
Callon Petroleum Co. 7.50% 6/15/2030[1]		27,975	27,160
Cenovus Energy, Inc. 5.375% 7/15/2025		204	202
Cenovus Energy, Inc. 4.25% 4/15/2027		390	371
Cenovus Energy, Inc. 5.25% 6/15/2037		151	136
Cenovus Energy, Inc. 5.40% 6/15/2047		232	200
Cheniere Energy Partners, LP 4.50% 10/1/2029		618	560
Cheniere Energy Partners, LP 3.25% 1/31/2032		1,566	1,246
Cheniere Energy, Inc. 4.625% 10/15/2028		23,559	21,683
Chesapeake Energy Corp. 5.75% 3/15/2024[2]		1,730	39
Chesapeake Energy Corp. 5.50% 2/1/2026[1]		15,875	15,377
Chesapeake Energy Corp. 5.875% 2/1/2029[1]		45,620	42,968
Chesapeake Energy Corp. 6.75% 4/15/2029[1]		14,610	14,312
Chord Energy Corp. 6.375% 6/1/2026[1]		2,865	2,812
CITGO Petroleum Corp. 6.375% 6/15/2026[1]		8,000	7,908
CITGO Petroleum Corp. 8.375% 1/15/2029[1]		32,265	32,244
Civitas Resources, Inc. 5.00% 10/15/2026[1]		17,860	16,771
Civitas Resources, Inc. 8.375% 7/1/2028[1]		13,050	13,295
Civitas Resources, Inc. 8.75% 7/1/2031[1]		60,135	61,501
CNX Midstream Partners, LP 4.75% 4/15/2030[1]		5,745	4,789
CNX Resources Corp. 7.25% 3/14/2027[1]		23,882	23,589
CNX Resources Corp. 6.00% 1/15/2029[1]		33,223	31,076
CNX Resources Corp. 7.375% 1/15/2031[1]		23,279	22,847
Comstock Resources, Inc. 6.75% 3/1/2029[1]		16,595	15,285
Comstock Resources, Inc. 5.875% 1/15/2030[1]		21,555	18,684
Constellation Oil Services Holding SA 13.50% 6/30/2025[1,3]		5,794	5,794
Constellation Oil Services Holding SA 3.00% Cash 12/31/2026[4]		47,404	31,524
Continental Resources, Inc. 5.75% 1/15/2031[1]		7,250	6,814
Crescent Energy Finance, LLC 7.25% 5/1/2026[1]		8,650	8,486
Crescent Energy Finance, LLC 9.25% 2/15/2028[1]		35,879	36,665

4	American High-Income Trust

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Crestwood Midstream Partners, LP 5.625% 5/1/2027[1]	USD	5,000	$4,797
Crestwood Midstream Partners, LP 6.00% 2/1/2029[1]		1,500	1,449
Crestwood Midstream Partners, LP 8.00% 4/1/2029[1]		33,755	34,652
Crestwood Midstream Partners, LP 7.375% 2/1/2031[1]		13,462	13,726
Devon Energy Corp. 5.875% 6/15/2028		2,830	2,823
Devon Energy Corp. 4.50% 1/15/2030		10,040	9,129
Diamond Foreign Asset Co. 8.50% 10/1/2030[1]		17,390	17,409
DT Midstream, Inc. 4.125% 6/15/2029[1]		28,835	24,967
DT Midstream, Inc. 4.375% 6/15/2031[1]		7,951	6,695
Earthstone Energy Holdings, LLC 9.875% 7/15/2031[1]		25,965	28,261
Encino Acquisition Partners Holdings, LLC 8.50% 5/1/2028[1]		4,914	4,724
Energean Israel Finance, Ltd. 5.875% 3/30/2031[1]		21,580	18,786
Energean PLC 6.50% 4/30/2027[1]		12,805	11,674
EPIC Crude Services, LP, Term Loan B, (3-month USD CME Term SOFR + 5.00%) 10.929% 3/2/2026[5,6]		2,833	2,784
EPIC Y-Grade Services, LP, Term Loan, (3-month USD CME Term SOFR + 6.00%) 11.522% 6/30/2027[5,6]		2,833	2,658
EQM Midstream Partners, LP 6.00% 7/1/2025[1]		4,000	3,942
EQM Midstream Partners, LP 4.125% 12/1/2026		1,987	1,841
EQM Midstream Partners, LP 7.50% 6/1/2027[1]		8,031	8,055
EQM Midstream Partners, LP 6.50% 7/1/2027[1]		41,875	40,932
EQM Midstream Partners, LP 5.50% 7/15/2028		17,346	16,297
EQM Midstream Partners, LP 4.50% 1/15/2029[1]		21,410	19,077
EQM Midstream Partners, LP 7.50% 6/1/2030[1]		7,428	7,468
EQM Midstream Partners, LP 4.75% 1/15/2031[1]		33,208	28,622
EQM Midstream Partners, LP 6.50% 7/15/2048		20,743	18,264
EQT Corp. 5.00% 1/15/2029		3,925	3,693
EQT Corp. 3.625% 5/15/2031[1]		6,515	5,518
Genesis Energy, LP 6.50% 10/1/2025		32,102	31,582
Genesis Energy, LP 6.25% 5/15/2026		6,115	5,868
Genesis Energy, LP 8.00% 1/15/2027		63,019	60,815
Genesis Energy, LP 7.75% 2/1/2028		10,055	9,543
Genesis Energy, LP 8.875% 4/15/2030		20,378	19,916
Harbour Energy PLC 5.50% 10/15/2026[1]		32,030	29,901
Harvest Midstream I, LP 7.50% 9/1/2028[1]		40,517	39,206
Hess Midstream Operations, LP 5.125% 6/15/2028[1]		14,063	12,951
Hess Midstream Operations, LP 4.25% 2/15/2030[1]		28,875	24,382
Hess Midstream Operations, LP 5.50% 10/15/2030[1]		9,470	8,616
Hilcorp Energy I, LP 6.25% 11/1/2028[1]		3,515	3,300
Hilcorp Energy I, LP 5.75% 2/1/2029[1]		19,025	17,200
Hilcorp Energy I, LP 6.00% 4/15/2030[1]		18,338	16,555
Hilcorp Energy I, LP 6.00% 2/1/2031[1]		18,382	16,241
Hilcorp Energy I, LP 6.25% 4/15/2032[1]		13,710	12,205
Jonah Energy, LLC 12.00% 11/5/2025[3]		16,449	16,449
Matador Resources Co. 6.875% 4/15/2028[1]		8,675	8,526
Mesquite Energy, Inc. 7.25% 2/15/2023[1,2]		22,796	2,223
Murphy Oil Corp. 5.75% 8/15/2025		2,768	2,766
Murphy Oil Corp. 6.375% 7/15/2028		8,000	7,871
Murphy Oil USA, Inc. 4.75% 9/15/2029		13,430	12,125
Murphy Oil USA, Inc. 3.75% 2/15/2031[1]		21,480	17,559
Nabors Industries, Inc. 7.375% 5/15/2027[1]		31,805	30,797
Nabors Industries, Ltd. 7.25% 1/15/2026[1]		7,155	6,922
Neptune Energy Bondco PLC 6.625% 5/15/2025[1]		21,325	21,144
New Fortress Energy, Inc. 6.75% 9/15/2025[1]		32,495	31,056
New Fortress Energy, Inc. 6.50% 9/30/2026[1]		103,673	95,567
NGL Energy Operating, LLC 7.50% 2/1/2026[1]		181,674	179,841
NGL Energy Partners, LP 6.125% 3/1/2025		41,177	40,469
NGL Energy Partners, LP 7.50% 4/15/2026		18,875	18,261
NGPL PipeCo, LLC 4.875% 8/15/2027[1]		1,010	954
Noble Finance II, LLC 8.00% 4/15/2030[1]		8,525	8,644
Northern Oil and Gas, Inc. 8.125% 3/1/2028[1]		37,565	37,557
Northern Oil and Gas, Inc. 8.75% 6/15/2031[1]		24,565	24,780
NuStar Logistics, LP 6.00% 6/1/2026		6,129	5,953
Occidental Petroleum Corp. 2.90% 8/15/2024		10,480	10,239
Occidental Petroleum Corp. 5.875% 9/1/2025		12,395	12,344
Occidental Petroleum Corp. 3.00% 2/15/2027		500	450
Occidental Petroleum Corp. 6.375% 9/1/2028		4,575	4,613

American High-Income Trust	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Occidental Petroleum Corp. 8.875% 7/15/2030	USD	7,875	$8,862
Occidental Petroleum Corp. 6.625% 9/1/2030		7,825	7,937
Occidental Petroleum Corp. 6.125% 1/1/2031		7,940	7,834
Occidental Petroleum Corp. 6.45% 9/15/2036		5,090	5,003
Occidental Petroleum Corp. 6.20% 3/15/2040		735	701
Occidental Petroleum Corp. 6.60% 3/15/2046		1,530	1,505
Occidental Petroleum Corp. 4.20% 3/15/2048		2,543	1,760
ONEOK, Inc. 6.625% 9/1/2053		3,259	3,195
Parkland Corp. 4.625% 5/1/2030[1]		7,220	6,164
PDC Energy, Inc. 5.75% 5/15/2026		12,000	11,966
Permian Resources Operating, LLC 6.875% 4/1/2027[1]		6,752	6,662
Permian Resources Operating, LLC 5.875% 7/1/2029[1]		1,375	1,295
Petrobras Global Finance BV 6.75% 6/3/2050		5,701	5,175
Petrobras Global Finance BV 5.50% 6/10/2051		3,999	3,041
Petroleos Mexicanos 4.875% 1/18/2024		5,287	5,245
Petroleos Mexicanos 6.875% 10/16/2025		6,200	5,944
Petroleos Mexicanos 6.875% 8/4/2026		5,000	4,613
Petroleos Mexicanos 8.75% 6/2/2029		14,137	12,541
Petrorio Luxembourg SARL 6.125% 6/9/2026[1]		6,800	6,572
Range Resources Corp. 4.875% 5/15/2025		5,803	5,633
Range Resources Corp. 8.25% 1/15/2029		15,865	16,278
Range Resources Corp. 4.75% 2/15/2030[1]		24,510	21,783
Rockies Express Pipeline, LLC 4.95% 7/15/2029[1]		9,293	8,288
Sabine Pass Liquefaction, LLC 4.50% 5/15/2030		4,219	3,871
Seadrill Finance, Ltd. 8.375% 8/1/2030[1]		23,405	23,851
Sitio Royalties Operating Partnership, LP 7.875% 11/1/2028[1]		7,475	7,498
SM Energy Co. 6.50% 7/15/2028		2,910	2,797
Southwestern Energy Co. 5.70% 1/23/2025[7]		5,630	5,553
Southwestern Energy Co. 8.375% 9/15/2028		8,875	9,170
Southwestern Energy Co. 5.375% 3/15/2030		28,845	26,314
Southwestern Energy Co. 4.75% 2/1/2032		11,135	9,569
Suburban Propane Partners, LP 5.00% 6/1/2031[1]		4,610	3,854
Sunoco, LP 6.00% 4/15/2027		12,591	12,217
Sunoco, LP 5.875% 3/15/2028		4,885	4,693
Sunoco, LP 7.00% 9/15/2028[1]		34,720	34,293
Sunoco, LP 4.50% 5/15/2029		38,080	33,464
Sunoco, LP 4.50% 4/30/2030		40,575	35,188
Superior Plus, LP 4.50% 3/15/2029[1]		9,009	7,839
Tallgrass Energy Partners, LP 7.50% 10/1/2025[1]		2,535	2,531
Targa Resources Partners, LP 6.50% 7/15/2027		4,322	4,360
Targa Resources Partners, LP 6.875% 1/15/2029		18,530	18,564
Targa Resources Partners, LP 5.50% 3/1/2030		6,906	6,472
Targa Resources Partners, LP 4.875% 2/1/2031		13,835	12,408
Targa Resources Partners, LP 4.00% 1/15/2032		1,175	990
Transocean Aquila, Ltd. 8.00% 9/30/2028[1]		8,310	8,316
Transocean Poseidon, Ltd. 6.875% 2/1/2027[1]		9,420	9,284
Transocean Titan Financing, Ltd. 8.375% 2/1/2028[1]		24,931	25,388
Transocean, Inc. 11.50% 1/30/2027[1]		5,405	5,674
Transocean, Inc. 8.75% 2/15/2030[1]		16,396	16,780
Transocean, Inc. 6.80% 3/15/2038		10,600	8,079
USA Compression Partners, LP 6.875% 4/1/2026		15,811	15,504
USA Compression Partners, LP 6.875% 9/1/2027		2,403	2,332
Valaris, Ltd. 8.375% 4/30/2030[1]		11,475	11,494
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030[1]		8,677	8,286
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[1]		47,040	38,649
Venture Global Calcasieu Pass, LLC 3.875% 11/1/2033[1]		26,525	20,623
Venture Global LNG, Inc. 8.125% 6/1/2028[1]		8,600	8,521
Venture Global LNG, Inc. 8.375% 6/1/2031[1]		20,220	19,897
Vital Energy, Inc. 10.125% 1/15/2028		5,330	5,439
Vital Energy, Inc. 9.75% 10/15/2030		13,775	14,095
W&T Offshore, Inc. 11.75% 2/1/2026[1]		7,100	7,329
Weatherford International, Ltd. 6.50% 9/15/2028[1]		51,870	51,926
Weatherford International, Ltd. 8.625% 4/30/2030[1]		75,551	76,196
Western Midstream Operating, LP 3.10% 2/1/2025[7]		14,110	13,514
Western Midstream Operating, LP 3.95% 6/1/2025		1,280	1,230
Western Midstream Operating, LP 4.50% 3/1/2028		340	317
Western Midstream Operating, LP 4.75% 8/15/2028		2,830	2,649

6	American High-Income Trust

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Western Midstream Operating, LP 4.05% 2/1/2030[7]	USD	1,425	$1,247
Western Midstream Operating, LP 6.15% 4/1/2033		3,500	3,380
Western Midstream Operating, LP 5.25% 2/1/2050[7]		11,000	8,582
			2,679,875

Consumer discretionary 12.94%
Acushnet Co. 7.375% 10/15/2028[1]		5,570	5,619
Adient Global Holdings, Ltd. 4.875% 8/15/2026[1]		9,660	9,122
Advance Auto Parts, Inc. 1.75% 10/1/2027		519	421
Advance Auto Parts, Inc. 3.90% 4/15/2030		23,287	18,912
Advance Auto Parts, Inc. 3.50% 3/15/2032		9,788	7,339
Affinity Interactive 6.875% 12/15/2027[1]		11,020	9,355
Allied Universal Holdco, LLC 6.625% 7/15/2026[1]		10,952	10,392
Allied Universal Holdco, LLC 9.75% 7/15/2027[1]		14,407	12,907
Allied Universal Holdco, LLC 4.625% 6/1/2028[1]		14,520	12,121
Allied Universal Holdco, LLC 6.00% 6/1/2029[1]		55,713	41,619
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029[1]		15,847	16,065
Asbury Automotive Group, Inc. 4.625% 11/15/2029[1]		30,700	26,408
Asbury Automotive Group, Inc. 5.00% 2/15/2032[1]		28,915	23,991
Atlas LuxCo 4 SARL 4.625% 6/1/2028[1]		7,925	6,590
Bath & Body Works, Inc. 6.625% 10/1/2030[1]		7,375	6,922
Bath & Body Works, Inc. 6.875% 11/1/2035		24,193	21,634
Bath & Body Works, Inc. 6.75% 7/1/2036		15,090	13,239
Boyd Gaming Corp. 4.75% 12/1/2027		8,389	7,739
Boyd Gaming Corp. 4.75% 6/15/2031[1]		6,835	5,825
Boyne USA, Inc. 4.75% 5/15/2029[1]		12,285	10,760
Caesars Entertainment, Inc. 6.25% 7/1/2025[1]		15,390	15,193
Caesars Entertainment, Inc. 8.125% 7/1/2027[1]		11,525	11,589
Caesars Entertainment, Inc. 4.625% 10/15/2029[1]		9,520	8,075
Caesars Entertainment, Inc. 7.00% 2/15/2030[1]		22,590	22,005
Caesars Entertainment, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.666% 2/6/2030[1,5,6]		416	416
Caesars Resort Collection, LLC 5.75% 7/1/2025[1]		6,965	6,941
Carnival Corp. 7.625% 3/1/2026[1]		450	438
Carnival Corp. 5.75% 3/1/2027[1]		36,075	32,687
Carnival Corp. 4.00% 8/1/2028[1]		64,610	56,075
Carnival Corp. 6.00% 5/1/2029[1]		95,299	81,400
Carnival Corp. 7.00% 8/15/2029[1]		9,745	9,618
Carnival Corp. 10.50% 6/1/2030[1]		26,023	26,823
Clarios Global, LP 6.25% 5/15/2026[1]		3,667	3,592
Clarios Global, LP 8.50% 5/15/2027[1]		6,825	6,818
Dana, Inc. 4.25% 9/1/2030		2,150	1,728
Dana, Inc. 4.50% 2/15/2032		8,510	6,620
Empire Resorts, Inc. 7.75% 11/1/2026[1]		5,220	4,261
Everi Holdings, Inc. 5.00% 7/15/2029[1]		3,000	2,586
Fertitta Entertainment, LLC 4.625% 1/15/2029[1]		28,070	23,820
Fertitta Entertainment, LLC 6.75% 1/15/2030[1]		105,740	86,315
First Student Bidco, Inc. 4.00% 7/31/2029[1]		24,840	21,048
First Student Bidco, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.00%) 8.501% 7/21/2028[5,6]		3,168	3,090
First Student Bidco, Inc., Term Loan C, (3-month USD CME Term SOFR + 3.00%) 8.652% 7/21/2028[5,6]		1,218	1,188
Ford Motor Co. 7.45% 7/16/2031		1,865	1,937
Ford Motor Co. 3.25% 2/12/2032		9,265	7,149
Ford Motor Co. 6.10% 8/19/2032		17,240	16,256
Ford Motor Credit Co., LLC 3.81% 1/9/2024		3,398	3,365
Ford Motor Credit Co., LLC 5.584% 3/18/2024		934	929
Ford Motor Credit Co., LLC 3.664% 9/8/2024		3,188	3,088
Ford Motor Credit Co., LLC 2.30% 2/10/2025		14,765	13,863
Ford Motor Credit Co., LLC 5.125% 6/16/2025		47,330	45,859
Ford Motor Credit Co., LLC 4.134% 8/4/2025		6,321	6,000
Ford Motor Credit Co., LLC 3.375% 11/13/2025		15,290	14,199
Ford Motor Credit Co., LLC 6.95% 6/10/2026		43,124	43,118
Ford Motor Credit Co., LLC 4.542% 8/1/2026		21,795	20,478
Ford Motor Credit Co., LLC 2.70% 8/10/2026		29,842	26,660
Ford Motor Credit Co., LLC 4.271% 1/9/2027		11,575	10,703
Ford Motor Credit Co., LLC 4.95% 5/28/2027		7,420	6,973

American High-Income Trust	7

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Ford Motor Credit Co., LLC 4.125% 8/17/2027	USD	23,665	$21,574
Ford Motor Credit Co., LLC 3.815% 11/2/2027		16,990	15,147
Ford Motor Credit Co., LLC 2.90% 2/16/2028		6,725	5,734
Ford Motor Credit Co., LLC 6.80% 5/12/2028		11,960	11,956
Ford Motor Credit Co., LLC 5.113% 5/3/2029		5,615	5,146
Ford Motor Credit Co., LLC 7.20% 6/10/2030		47,805	48,103
Ford Motor Credit Co., LLC 4.00% 11/13/2030		16,188	13,535
Gap, Inc. 3.625% 10/1/2029[1]		3,225	2,390
Gap, Inc. 3.875% 10/1/2031[1]		2,148	1,512
Group 1 Automotive, Inc. 4.00% 8/15/2028[1]		7,380	6,414
Hanesbrands, Inc. 4.875% 5/15/2026[1]		21,712	19,930
Hanesbrands, Inc. 9.00% 2/15/2031[1]		29,021	27,694
Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 9.066% 3/8/2030[5,6]		17,543	17,236
Hilton Domestic Operating Co., Inc. 4.875% 1/15/2030		8,287	7,552
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031[1]		20,465	17,224
Hilton Grand Vacations Borrower, LLC 5.00% 6/1/2029[1]		12,490	10,849
Hyundai Capital America 1.65% 9/17/2026[1]		15,000	13,244
International Game Technology PLC 6.50% 2/15/2025[1]		4,385	4,382
International Game Technology PLC 4.125% 4/15/2026[1]		6,110	5,753
International Game Technology PLC 6.25% 1/15/2027[1]		3,575	3,503
International Game Technology PLC 5.25% 1/15/2029[1]		55,932	51,600
Jacobs Entertainment, Inc. 6.75% 2/15/2029[1]		6,380	5,669
KB Home 6.875% 6/15/2027		6,170	6,177
KB Home 7.25% 7/15/2030		6,770	6,659
Kontoor Brands, Inc. 4.125% 11/15/2029[1]		6,770	5,604
LCM Investments Holdings II, LLC 4.875% 5/1/2029[1]		98,774	84,098
LCM Investments Holdings II, LLC 8.25% 8/1/2031[1]		38,985	37,905
Levi Strauss & Co. 3.50% 3/1/2031[1]		19,535	15,470
Light and Wonder International, Inc. 7.00% 5/15/2028[1]		20,347	20,020
Light and Wonder International, Inc. 7.25% 11/15/2029[1]		19,650	19,279
Light and Wonder International, Inc. 7.50% 9/1/2031[1]		9,370	9,271
Lindblad Expeditions, LLC 6.75% 2/15/2027[1]		4,075	3,820
Lithia Motors, Inc. 4.625% 12/15/2027[1]		9,675	8,845
Lithia Motors, Inc. 3.875% 6/1/2029[1]		32,084	27,076
Lithia Motors, Inc. 4.375% 1/15/2031[1]		16,000	13,253
LSF9 Atlantis Holdings, LLC 7.75% 2/15/2026[1]		6,655	6,053
M.D.C. Holdings, Inc. 6.00% 1/15/2043		11,252	9,430
Macy’s Retail Holdings, LLC 6.125% 3/15/2032[1]		1,230	1,016
Marriott International, Inc. 3.50% 10/15/2032		500	409
Marriott International, Inc. 2.75% 10/15/2033		1,300	982
Marriott Ownership Resorts, Inc. 4.75% 1/15/2028		2,500	2,191
Marriott Ownership Resorts, Inc. 4.50% 6/15/2029[1]		30,030	25,193
Melco Resorts Finance, Ltd. 5.75% 7/21/2028[1]		8,910	7,816
Merlin Entertainments PLC 5.75% 6/15/2026[1]		10,798	10,346
MGM Resorts International 5.50% 4/15/2027		5,707	5,330
Motel 6 Operating, LP, Term Loan B, (3-month USD CME Term SOFR + 5.00%) 10.424% 9/9/2026[5,6]		4,426	4,432
NCL Corp., Ltd. 3.625% 12/15/2024[1]		6,450	6,199
NCL Corp., Ltd. 5.875% 3/15/2026[1]		8,100	7,488
NCL Corp., Ltd. 5.875% 2/15/2027[1]		25,710	24,473
NCL Corp., Ltd. 7.75% 2/15/2029[1]		7,115	6,612
Neiman Marcus Group, Ltd., LLC 7.125% 4/1/2026[1]		35,980	33,801
Ontario Gaming GTA, LP 8.00% 8/1/2030[1]		18,905	18,923
Ontario Gaming GTA, LP, Term Loan B, (3-month USD CME Term SOFR + 4.25%) 9.64% 8/1/2030[5,6]		9,050	9,068
Party City Holdings, Inc. 6.125% 8/15/2023[1,2]		9,100	91
Party City Holdings, Inc. (6-month USD-LIBOR + 5.00%) 10.821% 7/15/2025[1,2,6,8]		4,705	635
Party City Holdings, Inc. 8.75% 2/15/2026[1,2]		151,988	23,558
Party City Holdings, Inc. 6.625% 8/1/2026[1,2]		5,000	34
Party City Holdings, Inc., Term Loan DIP, 15.31% 11/16/2023[5,6]		27,180	28,132
PECF USS Intermediate Holding III Corp., Term Loan B, (1-month USD CME Term SOFR + 4.25%) 9.881% 12/15/2028[5,6]		4,987	4,018
PENN Entertainment, Inc. 5.625% 1/15/2027[1]		13,975	13,157
Penske Automotive Group, Inc. 3.75% 6/15/2029		9,075	7,648
PETSMART, LLC 7.75% 2/15/2029[1]		8,350	7,790
Premier Entertainment Sub, LLC 5.625% 9/1/2029[1]		3,000	2,314

8	American High-Income Trust

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
QVC, Inc. 4.85% 4/1/2024	USD	34,375	$33,078
QVC, Inc. 4.45% 2/15/2025		6,725	5,892
Resorts World Las Vegas, LLC 4.625% 4/16/2029[9]		6,700	5,356
RHP Hotel Properties, LP 7.25% 7/15/2028[1]		16,509	16,236
Royal Caribbean Cruises, Ltd. 11.50% 6/1/2025[1]		12,318	13,014
Royal Caribbean Cruises, Ltd. 4.25% 7/1/2026[1]		21,740	19,955
Royal Caribbean Cruises, Ltd. 5.50% 8/31/2026[1]		14,200	13,416
Royal Caribbean Cruises, Ltd. 5.375% 7/15/2027[1]		28,035	25,973
Royal Caribbean Cruises, Ltd. 3.70% 3/15/2028		38,550	32,657
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[1]		16,350	15,007
Royal Caribbean Cruises, Ltd. 8.25% 1/15/2029[1]		33,790	35,077
Royal Caribbean Cruises, Ltd. 9.25% 1/15/2029[1]		22,450	23,734
Royal Caribbean Cruises, Ltd. 7.25% 1/15/2030[1]		11,562	11,472
Sally Holdings, LLC 5.625% 12/1/2025		25,859	25,227
Sands China, Ltd. 5.375% 8/8/2025		6,522	6,322
Sands China, Ltd. 5.65% 8/8/2028		648	610
Sands China, Ltd. 4.875% 6/18/2030		2,000	1,728
Sands China, Ltd. 3.50% 8/8/2031		4,220	3,343
Scientific Games Holdings, LP 6.625% 3/1/2030[1]		16,870	14,572
Scientific Games Holdings, LP, Term Loan B, (3-month USD CME Term SOFR + 3.50%) 8.768% 4/4/2029[5,6]		14,646	14,580
Service Corp. International 4.00% 5/15/2031		3,575	2,939
Sonic Automotive, Inc. 4.625% 11/15/2029[1]		31,390	26,063
Sonic Automotive, Inc. 4.875% 11/15/2031[1]		57,614	45,930
Tempur Sealy International, Inc. 4.00% 4/15/2029[1]		5,255	4,391
Travel + Leisure Co. 6.00% 4/1/2027		2,750	2,619
Travel + Leisure Co. 4.50% 12/1/2029[1]		18,625	15,645
Travel + Leisure Co. 4.625% 3/1/2030[1]		5,575	4,698
Universal Entertainment Corp. 8.75% 12/11/2024[1]		61,262	65,299
Vail Resorts, Inc. 6.25% 5/15/2025[1]		4,090	4,072
WASH Multifamily Acquisition, Inc. 5.75% 4/15/2026[1]		28,250	26,411
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/2028[1]		19,510	17,540
Wynn Resorts Finance, LLC 5.125% 10/1/2029[1]		9,225	8,075
Wynn Resorts Finance, LLC 7.125% 2/15/2031[1]		5,546	5,271
ZF North America Capital, Inc. 7.125% 4/14/2030[1]		4,500	4,415
			2,311,263

Communication services 10.79%
Altice France Holding SA 10.50% 5/15/2027[1]		19,485	12,179
Altice France SA 5.125% 7/15/2029[1]		39,303	28,000
CCO Holdings, LLC 5.50% 5/1/2026[1]		2,094	2,025
CCO Holdings, LLC 5.125% 5/1/2027[1]		9,878	9,214
CCO Holdings, LLC 5.00% 2/1/2028[1]		16,374	14,888
CCO Holdings, LLC 5.375% 6/1/2029[1]		7,126	6,401
CCO Holdings, LLC 6.375% 9/1/2029[1]		4,400	4,107
CCO Holdings, LLC 4.75% 3/1/2030[1]		60,731	51,056
CCO Holdings, LLC 4.50% 8/15/2030[1]		65,679	53,996
CCO Holdings, LLC 4.25% 2/1/2031[1]		37,905	30,211
CCO Holdings, LLC 4.75% 2/1/2032[1]		42,551	34,088
CCO Holdings, LLC 4.50% 5/1/2032		35,527	27,920
CCO Holdings, LLC 4.50% 6/1/2033[1]		40,524	31,051
CCO Holdings, LLC 4.25% 1/15/2034[1]		41,875	30,876
Charter Communications Operating, LLC 2.80% 4/1/2031		950	741
Clear Channel Outdoor Holdings, Inc. 5.125% 8/15/2027[1]		3,025	2,689
Clear Channel Outdoor Holdings, Inc. 7.75% 4/15/2028[1]		11,000	8,799
Clear Channel Outdoor Holdings, Inc. 7.50% 6/1/2029[1]		5,000	3,831
Cogent Communications Group, Inc. 3.50% 5/1/2026[1]		8,445	7,809
Connect Finco SARL 6.75% 10/1/2026[1]		14,525	13,566
Consolidated Communications, Inc. 5.00% 10/1/2028[1]		14,350	10,675
CSC Holdings, LLC 5.50% 4/15/2027[1]		2,700	2,318
CSC Holdings, LLC 5.375% 2/1/2028[1]		2,425	1,978
CSC Holdings, LLC 6.50% 2/1/2029[1]		10,000	8,296
CSC Holdings, LLC 3.375% 2/15/2031[1]		11,375	7,763
Diamond Sports Group, LLC 5.375% 8/15/2026[1,2]		9,835	221
Diamond Sports Group, LLC 6.625% 8/15/2027[1,2]		18,432	380
DIRECTV Financing, LLC 5.875% 8/15/2027[1]		57,900	51,268

American High-Income Trust	9

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
DIRECTV Financing, LLC, Term Loan, (3-month USD CME Term SOFR + 5.00%) 10.431% 8/2/2027[5,6]	USD	28,405	$27,795
DISH DBS Corp. 5.875% 11/15/2024		88,305	82,334
DISH DBS Corp. 7.75% 7/1/2026		36,060	27,101
DISH Network Corp. 11.75% 11/15/2027[1]		121,295	122,380
Embarq Corp. 7.995% 6/1/2036		85,901	48,526
Epicor Software Corp., Term Loan, (1-month USD CME Term SOFR + 7.75%) 13.166% 7/31/2028[5,6]		7,250	7,296
Frontier Communications Holdings, LLC 5.875% 10/15/2027[1]		23,695	21,572
Frontier Communications Holdings, LLC 5.00% 5/1/2028[1]		58,730	50,218
Frontier Communications Holdings, LLC 6.75% 5/1/2029[1]		54,308	41,855
Frontier Communications Holdings, LLC 5.875% 11/1/2029		11,982	8,764
Frontier Communications Holdings, LLC 6.00% 1/15/2030[1]		12,750	9,343
Frontier Communications Holdings, LLC 8.75% 5/15/2030[1]		8,675	8,246
Gray Escrow II, Inc. 5.375% 11/15/2031[1]		39,575	25,950
Gray Television, Inc. 5.875% 7/15/2026[1]		46,995	42,282
Gray Television, Inc. 7.00% 5/15/2027[1]		37,973	32,715
Gray Television, Inc. 4.75% 10/15/2030[1]		11,010	7,308
iHeartCommunications, Inc. 6.375% 5/1/2026		236	203
iHeartCommunications, Inc. 8.375% 5/1/2027		427	307
iHeartCommunications, Inc. 5.25% 8/15/2027[1]		11,310	8,981
iHeartCommunications, Inc. 4.75% 1/15/2028[1]		5,000	3,830
Intelsat Jackson Holdings SA 6.50% 3/15/2030[1]		35,007	31,133
Lamar Media Corp. 3.75% 2/15/2028		2,567	2,280
Lamar Media Corp. 4.875% 1/15/2029		3,600	3,264
Lamar Media Corp. 3.625% 1/15/2031		15,350	12,515
Level 3 Financing, Inc. 3.75% 7/15/2029[1]		11,500	6,444
Ligado Networks, LLC 15.50% PIK 11/1/2023[1,4]		52,957	19,131
Ligado Networks, LLC, Term Loan, 15.00% PIK 11/1/2023[3,4,5]		3,563	3,563
Live Nation Entertainment, Inc. 4.75% 10/15/2027[1]		10,235	9,382
Live Nation Entertainment, Inc. 3.75% 1/15/2028[1]		11,355	10,049
Midas OpCo Holdings, LLC 5.625% 8/15/2029[1]		53,860	43,558
Netflix, Inc. 4.875% 4/15/2028		6,190	6,004
Netflix, Inc. 4.875% 6/15/2030[1]		2,050	1,943
News Corp. 3.875% 5/15/2029[1]		34,350	29,577
News Corp. 5.125% 2/15/2032[1]		21,675	18,960
Nexstar Media, Inc. 5.625% 7/15/2027[1]		11,995	10,690
Nexstar Media, Inc. 4.75% 11/1/2028[1]		72,596	60,176
OUTFRONT Media Capital, LLC 4.625% 3/15/2030[1]		60	47
Scripps Escrow II, Inc. 3.875% 1/15/2029[1]		14,018	10,558
Sirius XM Radio, Inc. 3.125% 9/1/2026[1]		34,305	30,610
Sirius XM Radio, Inc. 4.00% 7/15/2028[1]		66,175	56,553
Sirius XM Radio, Inc. 5.50% 7/1/2029[1]		1,990	1,762
Sirius XM Radio, Inc. 4.125% 7/1/2030[1]		22,315	17,892
Sirius XM Radio, Inc. 3.875% 9/1/2031[1]		52,890	40,112
Sprint Capital Corp. 6.875% 11/15/2028		6,365	6,577
Sprint Capital Corp. 8.75% 3/15/2032		17,147	19,852
Sprint Corp. 7.625% 3/1/2026		9,450	9,719
TEGNA, Inc. 5.00% 9/15/2029		8,337	7,013
T-Mobile USA, Inc. 3.375% 4/15/2029		15,950	14,043
Univision Communications, Inc. 5.125% 2/15/2025[1]		46,626	45,497
Univision Communications, Inc. 6.625% 6/1/2027[1]		79,770	74,377
Univision Communications, Inc. 8.00% 8/15/2028[1]		19,205	18,639
Univision Communications, Inc. 4.50% 5/1/2029[1]		88,400	72,073
Univision Communications, Inc. 7.375% 6/30/2030[1]		41,228	37,729
Univision Communications, Inc., Term Loan, (3-month USD CME Term SOFR + 4.25%) 9.64% 6/24/2029[5,6]		1,230	1,231
UPC Broadband Finco BV 4.875% 7/15/2031[1]		8,830	7,175
Virgin Media Secured Finance PLC 4.50% 8/15/2030[1]		19,230	15,910
VMED O2 UK Financing I PLC 4.25% 1/31/2031[1]		49,120	39,162
VZ Secured Financing BV 5.00% 1/15/2032[1]		32,285	25,396
WMG Acquisition Corp. 3.75% 12/1/2029[1]		32,863	27,642
WMG Acquisition Corp. 3.875% 7/15/2030[1]		12,507	10,579
WMG Acquisition Corp. 3.00% 2/15/2031[1]		4,050	3,185
Ziggo Bond Co. BV 5.125% 2/28/2030[1]		12,118	9,054
Ziggo BV 4.875% 1/15/2030[1]		28,685	23,404
			1,927,812

10	American High-Income Trust

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Materials 9.64%
Alcoa Nederland Holding BV 5.50% 12/15/2027[1]	USD	10,560	$10,045
Alcoa Nederland Holding BV 4.125% 3/31/2029[1]		4,205	3,725
ArcelorMittal SA 4.25% 7/16/2029		940	879
ArcelorMittal SA 6.80% 11/29/2032		6,750	6,711
ArcelorMittal SA 7.00% 10/15/2039		10,104	10,143
ArcelorMittal SA 6.75% 3/1/2041		15,173	14,492
Arconic Corp., Term Loan B, (3-month USD CME Term SOFR + 4.50%) 9.746% 7/27/2030[5,6]		7,550	7,548
ARD Finance SA 6.50% Cash 6/30/2027[1,4]		8,809	6,660
Ardagh Metal Packaging Finance PLC 4.00% 9/1/2029[1]		27,216	21,335
Ardagh Packaging Finance PLC 5.25% 4/30/2025[1]		570	556
Ardagh Packaging Finance PLC 4.125% 8/15/2026[1]		1,435	1,313
Ardagh Packaging Finance PLC 5.25% 8/15/2027[1]		15,000	12,537
Arsenal AIC Parent, LLC 8.00% 10/1/2030[1]		7,550	7,522
ATI, Inc. 4.875% 10/1/2029		13,720	12,096
ATI, Inc. 7.25% 8/15/2030		9,430	9,371
ATI, Inc. 5.125% 10/1/2031		22,140	19,189
Avient Corp. 7.125% 8/1/2030[1]		6,750	6,639
Axalta Coating Systems, LLC 4.75% 6/15/2027[1]		6,495	6,042
Ball Corp. 6.875% 3/15/2028		21,175	21,325
Ball Corp. 6.00% 6/15/2029		7,100	6,902
Ball Corp. 2.875% 8/15/2030		3,250	2,580
Ball Corp. 3.125% 9/15/2031		26,280	20,618
Braskem Idesa SAPI 6.99% 2/20/2032[1]		1,370	825
Braskem Netherlands Finance BV 8.50% 1/12/2031[1]		4,665	4,629
CAN-PACK Spolka Akcyjna 3.875% 11/15/2029[1]		26,795	21,927
Cleveland-Cliffs, Inc. 6.75% 3/15/2026[1]		11,079	11,059
Cleveland-Cliffs, Inc. 7.00% 3/15/2027		3,853	3,757
Cleveland-Cliffs, Inc. 5.875% 6/1/2027		62,955	60,004
Cleveland-Cliffs, Inc. 4.625% 3/1/2029[1]		43,193	37,673
Cleveland-Cliffs, Inc. 6.75% 4/15/2030[1]		11,575	10,833
Cleveland-Cliffs, Inc. 4.875% 3/1/2031[1]		47,444	40,466
Consolidated Energy Finance SA 6.50% 5/15/2026[1]		2,013	1,880
Consolidated Energy Finance SA 5.625% 10/15/2028[1]		4,680	3,872
CROWN Americas, LLC 5.25% 4/1/2030		2,775	2,574
Crown Cork & Seal Co., Inc. 7.375% 12/15/2026		2,000	2,032
CVR Partners, LP 6.125% 6/15/2028[1]		19,175	17,253
Element Solutions, Inc. 3.875% 9/1/2028[1]		8,300	7,172
First Quantum Minerals, Ltd. 7.50% 4/1/2025[1]		59,207	59,169
First Quantum Minerals, Ltd. 6.875% 3/1/2026[1]		64,753	62,932
First Quantum Minerals, Ltd. 6.875% 10/15/2027[1]		150,846	144,919
Freeport-McMoRan, Inc. 4.25% 3/1/2030		303	268
Freeport-McMoRan, Inc. 4.625% 8/1/2030		900	812
Freeport-McMoRan, Inc. 5.40% 11/14/2034		4,288	3,931
Freeport-McMoRan, Inc. 5.45% 3/15/2043		8,393	7,167
FXI Holdings, Inc. 12.25% 11/15/2026[1]		183,363	167,368
FXI Holdings, Inc. 12.25% 11/15/2026[1]		127,259	116,919
INEOS Finance PLC 6.75% 5/15/2028[1]		10,200	9,551
Kaiser Aluminum Corp. 4.625% 3/1/2028[1]		12,698	11,104
LABL, Inc. 6.75% 7/15/2026[1]		560	543
LABL, Inc. 10.50% 7/15/2027[1]		31,370	29,530
LABL, Inc. 5.875% 11/1/2028[1]		14,600	13,134
LABL, Inc. 9.50% 11/1/2028[1]		3,277	3,363
LABL, Inc. 8.25% 11/1/2029[1]		9,500	7,772
LSB Industries, Inc. 6.25% 10/15/2028[1]		52,150	47,302
LSF11 A5 HoldCo, LLC 6.625% 10/15/2029[1]		1,425	1,186
Mauser Packaging Solutions Holding Co. 7.875% 8/15/2026[1]		13,505	13,044
Mauser Packaging Solutions Holding Co. 9.25% 4/15/2027[1]		12,500	10,943
Methanex Corp. 5.125% 10/15/2027		66,030	60,986
Methanex Corp. 5.25% 12/15/2029		9,948	8,883
Methanex Corp. 5.65% 12/1/2044		9,445	7,653
Mineral Resources, Ltd. 8.125% 5/1/2027[1]		3,323	3,282
Mineral Resources, Ltd. 8.00% 11/1/2027[1]		32,625	32,051
Mineral Resources, Ltd. 9.25% 10/1/2028[1]		40,845	41,305
Mineral Resources, Ltd. 8.50% 5/1/2030[1]		20,885	20,514
Nova Chemicals Corp. 4.875% 6/1/2024[1]		15,785	15,523
Nova Chemicals Corp. 5.25% 6/1/2027[1]		30,102	26,096

American High-Income Trust	11

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
Nova Chemicals Corp. 4.25% 5/15/2029[1]	USD	33,892	$26,411
Novelis Corp. 3.25% 11/15/2026[1]		16,285	14,564
Novelis Corp. 4.75% 1/30/2030[1]		11,093	9,615
Novelis Corp. 3.875% 8/15/2031[1]		22,344	17,873
Olin Corp. 5.625% 8/1/2029		5,700	5,369
Olin Corp. 5.00% 2/1/2030		3,365	2,993
Olympus Water US Holding Corp. 4.25% 10/1/2028[1]		3,850	3,143
Olympus Water US Holding Corp. 9.75% 11/15/2028[1]		31,755	31,726
Owens-Brockway Glass Container, Inc. 6.375% 8/15/2025[1]		5,341	5,334
Rain Carbon, Inc. 12.25% 9/1/2029[1]		7,348	7,715
SCIH Salt Holdings, Inc. 4.875% 5/1/2028[1]		41,413	36,592
SCIH Salt Holdings, Inc. 6.625% 5/1/2029[1]		20,235	17,364
Scotts Miracle-Gro Co. 4.50% 10/15/2029		3,506	2,870
Scotts Miracle-Gro Co. 4.375% 2/1/2032		6,930	5,210
Sealed Air Corp. 4.00% 12/1/2027[1]		7,559	6,753
Sealed Air Corp. 6.125% 2/1/2028[1]		14,160	13,729
SNF Group SA 3.375% 3/15/2030[1]		10,732	8,673
Summit Materials, LLC 6.50% 3/15/2027[1]		5,478	5,355
Summit Materials, LLC 5.25% 1/15/2029[1]		15,015	13,648
Trident TPI Holdings, Inc. 12.75% 12/31/2028[1]		9,500	9,939
Trivium Packaging Finance BV 5.50% 8/15/2026[1]		6,445	6,017
Trivium Packaging Finance BV 8.50% 8/15/2027[1]		19,352	17,708
Tronox, Inc. 4.625% 3/15/2029[1]		16,860	13,628
Valvoline, Inc. 4.25% 2/15/2030[1]		3,691	3,629
Valvoline, Inc. 3.625% 6/15/2031[1]		12,465	9,670
Venator Finance SARL 9.50% 7/1/2025[1,2]		33,482	14,230
Venator Finance SARL 5.75% 7/15/2025[1,2]		70,528	3,442
Venator Finance SARL, Term Loan, 15.05% 10/16/2023[5,6]		27,833	29,085
Venator Finance SARL, Term Loan, (USD Prime Rate + 4.00%) 7.73% 8/8/2024[2,5,6]		9,064	4,328
Warrior Met Coal, Inc. 7.875% 12/1/2028[1]		12,800	12,859
			1,720,906

Health care 9.15%
AdaptHealth, LLC 6.125% 8/1/2028[1]		4,805	4,153
AdaptHealth, LLC 4.625% 8/1/2029[1]		10,390	7,986
AdaptHealth, LLC 5.125% 3/1/2030[1]		16,905	13,115
AthenaHealth Group, Inc. 6.50% 2/15/2030[1]		13,000	10,889
Avantor Funding, Inc. 4.625% 7/15/2028[1]		55,400	50,567
Avantor Funding, Inc. 3.875% 11/1/2029[1]		8,825	7,552
Bausch + Lomb Corp., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.755% 5/10/2027[5,6]		9,606	9,343
Bausch Health Americas, Inc. 9.25% 4/1/2026[1]		27,840	25,222
Bausch Health Americas, Inc. 8.50% 1/31/2027[1]		4,977	2,533
Bausch Health Companies, Inc. 5.50% 11/1/2025[1]		88,400	78,428
Bausch Health Companies, Inc. 9.00% 12/15/2025[1]		27,896	25,416
Bausch Health Companies, Inc. 6.125% 2/1/2027[1]		4,370	2,725
Bausch Health Companies, Inc. 5.75% 8/15/2027[1]		23,503	14,023
Bausch Health Companies, Inc. 5.00% 1/30/2028[1]		18,310	7,484
Bausch Health Companies, Inc. 4.875% 6/1/2028[1]		66,925	38,172
Bausch Health Companies, Inc. 5.00% 2/15/2029[1]		4,895	1,882
Bausch Health Companies, Inc. 7.25% 5/30/2029[1]		8,112	3,268
Bausch Health Companies, Inc. 5.25% 1/30/2030[1]		38,442	14,489
Bausch Health Companies, Inc. 14.00% 10/15/2030[1]		7,200	4,286
Bausch Health Companies, Inc. 5.25% 2/15/2031[1]		81,869	31,536
Bausch Health Companies, Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 10.674% 2/1/2027[5,6]		7,737	6,314
Catalent Pharma Solutions, Inc. 5.00% 7/15/2027[1]		5,859	5,381
Catalent Pharma Solutions, Inc. 3.125% 2/15/2029[1]		7,055	5,793
Catalent Pharma Solutions, Inc. 3.50% 4/1/2030[1]		24,936	20,563
Centene Corp. 4.25% 12/15/2027		20,407	18,831
Centene Corp. 2.45% 7/15/2028		4,255	3,598
Centene Corp. 4.625% 12/15/2029		34,535	31,143
Centene Corp. 3.375% 2/15/2030		4,168	3,481
Centene Corp. 3.00% 10/15/2030		7,575	6,119
Centene Corp. 2.50% 3/1/2031		20,325	15,638
Centene Corp. 2.625% 8/1/2031		17,525	13,445
Charles River Laboratories International, Inc. 4.25% 5/1/2028[1]		4,848	4,353

12	American High-Income Trust

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Charles River Laboratories International, Inc. 3.75% 3/15/2029[1]	USD	12,765	$10,957
CHS / Community Health Systems, Inc. 5.625% 3/15/2027[1]		31,575	27,123
CHS / Community Health Systems, Inc. 6.00% 1/15/2029[1]		5,252	4,247
CHS / Community Health Systems, Inc. 5.25% 5/15/2030[1]		31,635	24,090
CHS / Community Health Systems, Inc. 4.75% 2/15/2031[1]		21,500	15,246
DaVita, Inc. 4.625% 6/1/2030[1]		1,050	863
Encompass Health Corp. 4.50% 2/1/2028		7,054	6,435
Encompass Health Corp. 4.75% 2/1/2030		3,841	3,404
Endo DAC 6.875% 10/15/2024[1]		10,374	7,279
Endo DAC 9.50% 7/31/2027[1,2]		6,243	445
Endo DAC 6.00% 6/30/2028[1,2]		45,278	3,283
Endo Luxembourg Finance Co. I SARL 6.125% 4/1/2029[1]		15,320	10,907
Fortrea Holdings, Inc. 7.50% 7/1/2030[1]		21,235	20,689
Fortrea Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 5.05% 6/30/2030[5,6]		22,588	22,571
Grifols SA 4.75% 10/15/2028[1]		12,075	10,310
HCA, Inc. 5.875% 2/15/2026		2,902	2,887
HCA, Inc. 4.50% 2/15/2027		71	68
HCA, Inc. 5.625% 9/1/2028		22,625	22,074
HCA, Inc. 5.875% 2/1/2029		2,450	2,411
HCA, Inc. 3.50% 9/1/2030		3,940	3,335
HCA, Inc. 7.50% 11/15/2095		5,000	5,246
HealthEquity, Inc. 4.50% 10/1/2029[1]		12,790	11,033
Hologic, Inc. 3.25% 2/15/2029[1]		8,800	7,441
IQVIA, Inc. 5.00% 10/15/2026[1]		18,749	17,944
IQVIA, Inc. 6.50% 5/15/2030[1]		13,115	12,853
Jazz Securities DAC 4.375% 1/15/2029[1]		12,735	11,114
Mallinckrodt International Finance SA 10.00% 4/15/2025[1]		10,000	7,970
Medline Borrower, LP 3.875% 4/1/2029[1]		5,000	4,232
Medline Borrower, LP 5.25% 10/1/2029[1]		36,430	31,530
Medline Borrower, LP, Term Loan, (3-month USD CME Term SOFR + 3.25%) 8.681% 10/23/2028[5,6]		7,026	7,018
Molina Healthcare, Inc. 4.375% 6/15/2028[1]		23,805	21,357
Molina Healthcare, Inc. 3.875% 11/15/2030[1]		55,775	46,225
Molina Healthcare, Inc. 3.875% 5/15/2032[1]		47,875	38,455
Option Care Health, Inc. 4.375% 10/31/2029[1]		6,115	5,289
Owens & Minor, Inc. 4.50% 3/31/2029[1]		36,045	29,701
Owens & Minor, Inc. 6.625% 4/1/2030[1]		57,705	51,281
Par Pharmaceutical, Inc. 7.50% 4/1/2027[1]		113,659	81,150
Radiology Partners, Inc. 9.25% 2/1/2028[1]		38,699	15,344
Radiology Partners, Inc., Term Loan, (1-month USD CME Term SOFR + 4.25%) 10.179% 7/9/2025[5,6]		37,325	28,320
RP Escrow Issuer, LLC 5.25% 12/15/2025[1]		36,805	26,754
Select Medical Corp. 6.25% 8/15/2026[1]		9,039	8,839
Star Parent, Inc. 9.00% 10/1/2030[1]		5,940	6,010
Star Parent, Inc., Term Loan B, (1-month USD CME Term SOFR + 4.00%) 9.327% 9/19/2030[5,6]		7,575	7,416
Surgery Center Holdings, Inc. 10.00% 4/15/2027[1]		4,742	4,800
Team Health Holdings, Inc. 6.375% 2/1/2025[1]		6,359	4,912
Team Health Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 10.566% 3/2/2027[5,6]		6,431	4,918
Tenet Healthcare Corp. 4.875% 1/1/2026		64,238	61,605
Tenet Healthcare Corp. 6.25% 2/1/2027		8,995	8,712
Tenet Healthcare Corp. 5.125% 11/1/2027		3,980	3,708
Tenet Healthcare Corp. 4.625% 6/15/2028		9,650	8,697
Tenet Healthcare Corp. 6.125% 10/1/2028		18,920	17,779
Tenet Healthcare Corp. 4.25% 6/1/2029		29,715	25,605
Tenet Healthcare Corp. 4.375% 1/15/2030		19,150	16,496
Tenet Healthcare Corp. 6.125% 6/15/2030		6,000	5,633
Tenet Healthcare Corp. 6.75% 5/15/2031[1]		37,295	36,017
Tenet Healthcare Corp. 6.875% 11/15/2031		2,000	1,920
Teva Pharmaceutical Finance Netherlands III BV 6.00% 4/15/2024		26,800	26,692
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026		50,541	45,088
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027		25,715	23,627
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028		25,125	24,693
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029		111,236	100,682

American High-Income Trust	13

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	USD	15,340	$15,560
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031		17,237	17,854
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046		16,337	10,247
			1,634,119

Industrials 7.60%
AAdvantage Loyalty IP, Ltd. 5.50% 4/20/2026[1]		13,837	13,527
ADT Security Corp. 4.125% 8/1/2029[1]		4,815	4,077
Allison Transmission, Inc. 3.75% 1/30/2031[1]		27,170	21,992
Ashtead Capital, Inc. 5.50% 8/11/2032[1]		8,990	8,316
Atkore, Inc. 4.25% 6/1/2031[1]		10,150	8,546
Avis Budget Car Rental, LLC 5.75% 7/15/2027[1]		18,910	17,832
Avis Budget Car Rental, LLC 4.75% 4/1/2028[1]		1,000	877
Avis Budget Car Rental, LLC 5.375% 3/1/2029[1]		26,181	23,298
Avolon Holdings Funding, Ltd. 5.25% 5/15/2024[1]		17,340	17,178
Avolon Holdings Funding, Ltd. 2.528% 11/18/2027[1]		36,710	31,017
Bombardier, Inc. 7.50% 3/15/2025[1]		5,102	5,087
Bombardier, Inc. 7.125% 6/15/2026[1]		63,425	61,511
Bombardier, Inc. 7.875% 4/15/2027[1]		49,620	48,459
Bombardier, Inc. 6.00% 2/15/2028[1]		16,088	14,611
Bombardier, Inc. 7.50% 2/1/2029[1]		25,231	23,976
Bombardier, Inc. 7.45% 5/1/2034[1]		1,850	2,100
Brand Industrial Services, Inc. 10.375% 8/1/2030[1]		9,050	9,075
Brand Industrial Services, Inc., Term Loan B, (USD-SOFR + 5.50%) 10.872% 8/1/2030[5,6]		4,825	4,712
Brink’s Co. (The) 4.625% 10/15/2027[1]		10,371	9,475
BWX Technologies, Inc. 4.125% 6/30/2028[1]		12,582	11,137
BWX Technologies, Inc. 4.125% 4/15/2029[1]		17,210	15,114
Chart Industries, Inc. 7.50% 1/1/2030[1]		10,389	10,459
Clarivate Science Holdings Corp. 3.875% 7/1/2028[1]		20,980	18,187
Clarivate Science Holdings Corp. 4.875% 7/1/2029[1]		18,675	15,940
Clean Harbors, Inc. 4.875% 7/15/2027[1]		12,014	11,335
Clean Harbors, Inc. 6.375% 2/1/2031[1]		6,822	6,642
CoreLogic, Inc. 4.50% 5/1/2028[1]		77,357	58,805
CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 6.50%) 11.931% 6/4/2029[5,6]		22,275	18,697
Covanta Holding Corp. 4.875% 12/1/2029[1]		18,260	15,008
Covanta Holding Corp. 5.00% 9/1/2030		28,240	22,597
Covanta Holding Corp., Term Loan B, (3-month USD CME Term SOFR + 3.00%) 8.334% 11/30/2028[5,6]		4,679	4,682
Covanta Holding Corp., Term Loan C, (3-month USD CME Term SOFR + 3.00%) 8.334% 11/30/2028[5,6]		274	275
Enviri Corp. 5.75% 7/31/2027[1]		7,265	6,399
EquipmentShare.com, Inc. 9.00% 5/15/2028[1]		45,925	44,203
Herc Holdings, Inc. 5.50% 7/15/2027[1]		3,200	3,029
Howmet Aerospace, Inc. 6.875% 5/1/2025		1,510	1,517
Howmet Aerospace, Inc. 5.95% 2/1/2037		9,125	8,580
Icahn Enterprises, LP 4.75% 9/15/2024		30,622	29,521
Icahn Enterprises, LP 6.375% 12/15/2025		9,914	9,444
Icahn Enterprises, LP 6.25% 5/15/2026		15,579	14,492
Icahn Enterprises, LP 5.25% 5/15/2027		10,988	9,671
Icahn Enterprises, LP 4.375% 2/1/2029		13,415	10,743
KKR Apple Bidco, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.00%) 9.316% 9/22/2028[5,6]		22,646	22,657
LSC Communications, Inc. 8.75% 10/15/2023[1,2,3]		114,646	346
LSC Communications, Inc., Term Loan B, (USD-Prime + 4.50%) 7.75% 9/30/2022[2,3,5,6]		8,059	24
Masonite International Corp. 3.50% 2/15/2030[1]		11,831	9,625
Maxim Crane Works Holdings Capital, LLC 11.50% 9/1/2028[1]		9,520	9,282
Mileage Plus Holdings, LLC 6.50% 6/20/2027[1]		56,741	56,276
Moog, Inc. 4.25% 12/9/2027[1]		8,465	7,653
Mueller Water Products, Inc. 4.00% 6/15/2029[1]		5,115	4,460
Park Aerospace Holdings, Ltd. 5.50% 2/15/2024[1]		1,258	1,252
Park River Holdings, Inc. 5.625% 2/1/2029[1]		9,085	6,938
PGT Innovations, Inc. 4.375% 10/1/2029[1]		10,555	9,744
Pitney Bowes, Inc. 6.875% 3/15/2027[1]		11,500	9,073
PM General Purchaser, LLC 9.50% 10/1/2028[1]		33,054	30,766
Prime Security Services Borrower, LLC 3.375% 8/31/2027[1]		8,100	7,105
Prime Security Services Borrower, LLC 6.25% 1/15/2028[1]		11,833	10,973

14	American High-Income Trust

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
Ritchie Bros. Holdings, Inc. 6.75% 3/15/2028[1]	USD	1,304	$1,303
Ritchie Bros. Holdings, Inc. 7.75% 3/15/2031[1]		33,859	34,409
Roller Bearing Company of America, Inc. 4.375% 10/15/2029[1]		3,325	2,864
Rolls-Royce PLC 5.75% 10/15/2027[1]		9,915	9,577
Sabre GLBL, Inc. 8.625% 6/1/2027[1]		108	92
Seagate HDD Cayman 8.50% 7/15/2031[1]		9,645	9,904
Sensata Technologies BV 4.00% 4/15/2029[1]		3,225	2,780
Sensata Technologies, Inc. 3.75% 2/15/2031[1]		8,800	7,131
SkyMiles IP, Ltd. 4.75% 10/20/2028[1]		9,000	8,556
Spirit AeroSystems, Inc. 7.50% 4/15/2025[1]		3,425	3,364
Spirit AeroSystems, Inc. 4.60% 6/15/2028		46,576	36,355
Spirit AeroSystems, Inc. 9.375% 11/30/2029[1]		39,333	40,076
Spirit AeroSystems, Inc., Term Loan, (3-month CME Term SOFR + 4.50%) 9.869% 1/15/2027[5,6]		7,624	7,622
SRS Distribution, Inc. 4.625% 7/1/2028[1]		10,080	8,722
SRS Distribution, Inc. 6.125% 7/1/2029[1]		615	524
Stericycle, Inc. 5.375% 7/15/2024[1]		20,884	20,638
Stericycle, Inc. 3.875% 1/15/2029[1]		6,235	5,383
The Dun & Bradstreet Corp. 5.00% 12/15/2029[1]		24,367	21,038
The Hertz Corp. 5.00% 12/1/2029[1]		16,686	13,087
Titan International, Inc. 7.00% 4/30/2028		11,500	10,759
TK Elevator Holdco GmbH 7.625% 7/15/2028[1]		1,375	1,253
TK Elevator U.S. Newco, Inc. 5.25% 7/15/2027[1]		31,895	29,269
TransDigm, Inc. 6.25% 3/15/2026[1]		28,470	27,999
TransDigm, Inc. 7.50% 3/15/2027		770	772
TransDigm, Inc. 5.50% 11/15/2027		19,810	18,569
TransDigm, Inc. 6.75% 8/15/2028[1]		7,070	6,969
TransDigm, Inc. 4.625% 1/15/2029		2,971	2,598
TransDigm, Inc. 4.875% 5/1/2029		4,180	3,678
TransDigm, Inc. 6.875% 12/15/2030[1]		9,215	9,047
Triumph Group, Inc. 7.75% 8/15/2025		21,075	20,046
Triumph Group, Inc. 9.00% 3/15/2028[1]		52,069	51,551
Uber Technologies, Inc. 8.00% 11/1/2026[1]		10,000	10,128
United Airlines, Inc. 4.375% 4/15/2026[1]		5,125	4,745
United Airlines, Inc. 4.625% 4/15/2029[1]		12,925	11,123
United Rentals (North America), Inc. 5.25% 1/15/2030		5,484	5,079
United Rentals (North America), Inc. 3.875% 2/15/2031		13,525	11,268
United Rentals (North America), Inc. 3.75% 1/15/2032		9,535	7,707
WESCO Distribution, Inc. 7.125% 6/15/2025[1]		11,475	11,514
WESCO Distribution, Inc. 7.25% 6/15/2028[1]		10,900	10,964
XPO, Inc. 7.125% 6/1/2031[1]		10,832	10,681
			1,357,461

Financials 7.53%
AG Issuer, LLC 6.25% 3/1/2028[1]		48,143	45,012
AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[1]		31,194	31,413
Alliant Holdings Intermediate, LLC 4.25% 10/15/2027[1]		10,420	9,341
Alliant Holdings Intermediate, LLC 6.75% 10/15/2027[1]		33,300	31,004
Alliant Holdings Intermediate, LLC 6.75% 4/15/2028[1]		7,130	6,888
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029[1]		34,593	29,997
AmWINS Group, Inc. 4.875% 6/30/2029[1]		26,342	23,116
Aretec Escrow Issuer, Inc. 7.50% 4/1/2029[1]		62,822	55,968
Ascensus, Inc., Term Loan, (1-month USD CME Term SOFR + 6.50%) 12.03% 8/2/2029[5,6]		22,600	21,583
AssuredPartners, Inc. 7.00% 8/15/2025[1]		226	224
AssuredPartners, Inc. 5.625% 1/15/2029[1]		4,895	4,244
Blackstone Private Credit Fund 7.05% 9/29/2025		9,730	9,748
Block, Inc. 2.75% 6/1/2026		28,750	25,888
Block, Inc. 3.50% 6/1/2031		36,550	28,754
Blue Owl Capital Corp. 4.00% 3/30/2025		449	427
Blue Owl Capital Corp. 3.40% 7/15/2026		5,685	5,100
Blue Owl Capital Corp. 2.625% 1/15/2027		400	344
Blue Owl Capital Corp. 2.875% 6/11/2028		1,750	1,441
Blue Owl Capital Corp. III 3.125% 4/13/2027		11,350	9,704
Blue Owl Credit Income Corp. 4.70% 2/8/2027		17,075	15,549
BroadStreet Partners, Inc. 5.875% 4/15/2029[1]		9,950	8,790
Castlelake Aviation Finance DAC 5.00% 4/15/2027[1]		17,105	15,642

American High-Income Trust	15

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Coinbase Global, Inc. 3.375% 10/1/2028[1]	USD	32,446	$23,409
Coinbase Global, Inc. 3.625% 10/1/2031[1]		38,041	25,292
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029[1]		98,625	86,326
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032[1]		21,655	17,681
Credit Acceptance Corp. 5.125% 12/31/2024[1]		7,030	6,854
GTCR (AP) Finance, Inc. 8.00% 5/15/2027[1]		8,409	8,274
GTCR W Merger Sub, LLC, Term Loan B, (1-month USD CME Term SOFR + 3.00%) 8.334% 9/20/2030[5,6]		10,350	10,354
GTCR W-2 Merger Sub, LLC 7.50% 1/15/2031[1]		47,995	48,123
GTCR W-2 Merger Sub, LLC 8.50% 1/15/2031	GBP	4,870	6,083
Hightower Holding, LLC 6.75% 4/15/2029[1]	USD	29,477	25,345
HUB International, Ltd. 7.00% 5/1/2026[1]		35,178	35,138
HUB International, Ltd. 5.625% 12/1/2029[1]		3,745	3,266
HUB International, Ltd. 7.25% 6/15/2030[1]		20,332	20,317
HUB International, Ltd., Term Loan B, (3-month USD CME Term SOFR + 4.25%) 9.584% 6/20/2030[5,6]		12,981	13,036
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[1]		25,010	20,586
JPMorgan Chase & Co. 2.956% 5/13/2031 (USD-SOFR + 2.515% on 5/13/2030)[7]		3,100	2,548
Ladenburg Thalmann Financial Services, Inc. 6.50% 11/30/2027		80	1,449
LPL Holdings, Inc. 4.625% 11/15/2027[1]		18,298	16,925
LPL Holdings, Inc. 4.00% 3/15/2029[1]		24,220	21,143
LPL Holdings, Inc. 4.375% 5/15/2031[1]		23,445	20,085
Macquarie Airfinance Holdings, Ltd. 8.125% 3/30/2029[1]		7,555	7,570
MGIC Investment Corp. 5.25% 8/15/2028		7,625	7,108
MSCI, Inc. 4.00% 11/15/2029[1]		10,387	9,136
MSCI, Inc. 3.625% 9/1/2030[1]		2,542	2,134
MSCI, Inc. 3.875% 2/15/2031[1]		31,490	26,720
MSCI, Inc. 3.625% 11/1/2031[1]		31,336	25,678
MSCI, Inc. 3.25% 8/15/2033[1]		14,529	11,203
Navient Corp. 6.125% 3/25/2024		19,112	19,027
Navient Corp. 5.875% 10/25/2024		25,680	25,301
Navient Corp. 6.75% 6/25/2025		13,000	12,819
Navient Corp. 6.75% 6/15/2026		12,310	11,920
Navient Corp. 5.00% 3/15/2027		54,467	49,016
Navient Corp. 4.875% 3/15/2028		5,570	4,727
Navient Corp. 5.50% 3/15/2029		56,826	47,805
Navient Corp. 9.375% 7/25/2030		11,089	10,948
Navient Corp. 5.625% 8/1/2033		27,712	20,146
NFP Corp. 6.875% 8/15/2028[1]		26,914	23,090
Onemain Finance Corp. 6.125% 3/15/2024		1,850	1,846
Onemain Finance Corp. 7.125% 3/15/2026		24,220	23,745
OneMain Finance Corp. 3.875% 9/15/2028		3,989	3,206
Osaic Holdings, Inc. 10.75% 8/1/2027[1]		84,349	84,927
Osaic Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.50%) 9.816% 8/17/2028[5,6]		7,520	7,532
Owl Rock Capital Corp. 3.75% 7/22/2025		12,093	11,337
Oxford Finance, LLC 6.375% 2/1/2027[1]		36,265	33,743
Rocket Mortgage, LLC 2.875% 10/15/2026[1]		9,410	8,296
Rocket Mortgage, LLC 3.625% 3/1/2029[1]		6,605	5,468
Ryan Specialty Group, LLC 4.375% 2/1/2030[1]		16,460	14,354
Starwood Property Trust, Inc. 5.50% 11/1/2023[1]		7,195	7,187
Starwood Property Trust, Inc. 4.375% 1/15/2027[1]		13,670	11,940
WeWork Companies, LLC 6.00% PIK and 5.00% Cash 8/15/2027[1,4]		49,238	5,416
WeWork Companies, LLC 8.00% PIK and 7.00% Cash 8/15/2027[1,4]		39,271	19,537
			1,345,293

Information technology 4.90%
Almonde, Inc., Term Loan B, (3-month USD-LIBOR + 3.50%) 9.231% 6/13/2024[5,6,8]		8,875	8,871
Almonde, Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 12.981% 6/13/2025[5,6,8]		1,225	1,223
Black Knight InfoServ, LLC 3.625% 9/1/2028[1]		8,470	7,612
BMC Software, Inc., Term Loan, (1-month USD CME Term SOFR + 5.50%) 10.931% 2/27/2026[5,6]		13,775	13,775
Booz Allen Hamilton, Inc. 3.875% 9/1/2028[1]		952	854
Booz Allen Hamilton, Inc. 4.00% 7/1/2029[1]		5,633	4,975
Booz Allen Hamilton, Inc. 5.95% 8/4/2033		798	780
Boxer Parent Co., Inc. 7.125% 10/2/2025[1]		3,545	3,532
Boxer Parent Co., Inc. 9.125% 3/1/2026[1]		4,290	4,283

16	American High-Income Trust

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Information technology (continued)
CA Magnum Holdings 5.375% 10/31/2026[1]	USD	1,075	$954
Cloud Software Group, Inc. 6.50% 3/31/2029[1]		15,750	13,944
Cloud Software Group, Inc. 9.00% 9/30/2029[1]		66,039	57,479
CommScope Technologies, LLC 6.00% 6/15/2025[1]		18,725	17,850
CommScope Technologies, LLC 5.00% 3/15/2027[1]		11,900	6,773
CommScope, Inc. 6.00% 3/1/2026[1]		16,030	14,982
CommScope, Inc. 8.25% 3/1/2027[1]		12,579	8,695
CommScope, Inc. 7.125% 7/1/2028[1]		4,883	2,930
Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 10.479% 7/15/2025[2,5,6,10]		150	27
Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 7.00%) 12.891% 8/11/2028[1,5,6,10]		199,794	200,668
Entegris Escrow Corp. 4.75% 4/15/2029[1]		7,610	6,848
Fair Isaac Corp. 4.00% 6/15/2028[1]		16,225	14,523
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 12.876% 9/13/2029[5,6,9]		74,987	74,987
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 12.876% 9/13/2029[5,6,9]		1,647	1,647
Gartner, Inc. 4.50% 7/1/2028[1]		24,907	22,753
Gartner, Inc. 3.625% 6/15/2029[1]		3,657	3,132
Gartner, Inc. 3.75% 10/1/2030[1]		13,511	11,352
Go Daddy Operating Co., LLC 5.25% 12/1/2027[1]		4,600	4,345
Go Daddy Operating Co., LLC 3.50% 3/1/2029[1]		7,075	5,959
Hughes Satellite Systems Corp. 5.25% 8/1/2026		10,775	9,702
Hughes Satellite Systems Corp. 6.625% 8/1/2026		16,491	14,125
Imola Merger Corp. 4.75% 5/15/2029[1]		5,000	4,387
McAfee Corp. 7.375% 2/15/2030[1]		16,600	13,917
MicroStrategy, Inc. 6.125% 6/15/2028[1]		6,425	5,716
NCR Atleos Escrow Corp. 9.50% 4/1/2029[1]		45,105	43,672
NCR Atleos, LLC, Term Loan B, (1-month USD CME Term SOFR + 4.75%) 10.068% 3/22/2029[5,6]		7,525	7,257
NCR Corp. 5.125% 4/15/2029[1]		36,455	32,157
NCR Corp. 6.125% 9/1/2029[1]		9,550	9,803
Open Text Corp. 3.875% 2/15/2028[1]		3,350	2,930
Open Text Corp. 3.875% 12/1/2029[1]		6,550	5,391
Open Text Corp., Term Loan B, (3-month USD CME Term SOFR + 2.75%) 8.166% 1/31/2030[5,6]		6,948	6,954
Rocket Software, Inc. 6.50% 2/15/2029[1]		9,075	7,499
Synaptics, Inc. 4.00% 6/15/2029[1]		5,225	4,316
Tibco Software, Inc., Term Loan A, (3-month USD CME Term SOFR + 4.50%) 9.99% 9/29/2028[5,6]		28,632	27,528
UKG, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.618% 5/4/2026[5,6]		8,770	8,761
UKG, Inc., Term Loan, (1-month USD CME Term SOFR + 4.50%) 9.831% 5/4/2026[5,6]		13,675	13,737
UKG, Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 10.618% 5/3/2027[5,6]		14,325	14,330
Unisys Corp. 6.875% 11/1/2027[1]		19,140	14,360
Viasat, Inc. 5.625% 9/15/2025[1]		18,350	16,972
Viasat, Inc. 5.625% 4/15/2027[1]		1,075	933
Viasat, Inc. 6.50% 7/15/2028[1]		10,875	7,546
Viasat, Inc. 7.50% 5/30/2031[1]		29,245	19,353
Viavi Solutions, Inc. 3.75% 10/1/2029[1]		3,750	3,052
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[3,7,9]		60,835	55,804
Xerox Holdings Corp. 5.50% 8/15/2028[1]		10,500	8,843
Ziff Davis, Inc. 4.625% 10/15/2030[1]		339	287
			875,085

Consumer staples 4.30%
Albertsons Companies, Inc. 3.25% 3/15/2026[1]		4,800	4,451
Albertsons Companies, Inc. 4.625% 1/15/2027[1]		7,215	6,819
Albertsons Companies, Inc. 3.50% 3/15/2029[1]		63,448	54,151
Albertsons Companies, Inc. 4.875% 2/15/2030[1]		8,665	7,819
B&G Foods, Inc. 5.25% 4/1/2025		10,391	10,207
B&G Foods, Inc. 5.25% 9/15/2027		37,756	31,659
B&G Foods, Inc. 8.00% 9/15/2028[1]		17,160	17,205
BJ’s Wholesale Club, Term Loan, (3-month USD CME Term SOFR + 2.75%) 8.079% 2/3/2027[5,6]		4,985	5,000
Central Garden & Pet Co. 4.125% 10/15/2030		21,206	17,703
Central Garden & Pet Co. 4.125% 4/30/2031[1]		14,105	11,516

American High-Income Trust	17

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
Coty, Inc. 5.00% 4/15/2026[1]	USD	11,000	$10,579
Coty, Inc. 6.50% 4/15/2026[1]		11,005	10,961
Coty, Inc. 4.75% 1/15/2029[1]		54,370	49,083
Coty, Inc. 6.625% 7/15/2030[1]		28,095	27,462
Darling Ingredients, Inc. 5.25% 4/15/2027[1]		6,431	6,134
Darling Ingredients, Inc. 6.00% 6/15/2030[1]		27,715	26,270
Energizer Holdings, Inc. 4.375% 3/31/2029[1]		15,240	12,735
H.J. Heinz Co. 3.00% 6/1/2026		6,360	5,965
H.J. Heinz Co. 3.875% 5/15/2027		5,545	5,227
H.J. Heinz Co. 4.375% 6/1/2046		6,215	4,847
H.J. Heinz Co. 4.875% 10/1/2049		9,975	8,337
Ingles Markets, Inc. 4.00% 6/15/2031[1]		18,805	15,464
Kronos Acquisition Holdings, Inc. 5.00% 12/31/2026[1]		49,745	45,411
Kronos Acquisition Holdings, Inc. 7.00% 12/31/2027[1]		65,372	56,467
Kronos Acquisition Holdings, Inc., Term Loan B2, (3-month USD CME Term SOFR + 6.00%) 11.567% 12/22/2026[5,6]		1,970	1,972
Lamb Weston Holdings, Inc. 4.125% 1/31/2030[1]		45,745	39,171
Lamb Weston Holdings, Inc. 4.375% 1/31/2032[1]		6,925	5,810
Nestle Skin Health SA, Term Loan B3, (3-month USD CME Term SOFR + 3.75%) 9.24% 10/1/2026[5,6]		23,143	23,140
Performance Food Group, Inc. 5.50% 10/15/2027[1]		16,205	15,368
Performance Food Group, Inc. 4.25% 8/1/2029[1]		5,785	5,004
Post Holdings, Inc. 5.625% 1/15/2028[1]		24,830	23,497
Post Holdings, Inc. 5.50% 12/15/2029[1]		19,249	17,472
Post Holdings, Inc. 4.625% 4/15/2030[1]		62,517	53,611
Post Holdings, Inc. 4.50% 9/15/2031[1]		26,110	21,764
Prestige Brands, Inc. 5.125% 1/15/2028[1]		25,958	24,194
Prestige Brands, Inc. 3.75% 4/1/2031[1]		14,440	11,642
Simmons Foods, Inc. 4.625% 3/1/2029[1]		15,605	12,821
TreeHouse Foods, Inc. 4.00% 9/1/2028		25,585	21,395
United Natural Foods, Inc. 6.75% 10/15/2028[1]		44,820	34,227
US Foods, Inc. 4.625% 6/1/2030[1]		7,180	6,247
			768,807

Real estate 4.19%
Anywhere Real Estate Group, LLC 5.75% 1/15/2029[1]		20,435	14,803
Anywhere Real Estate Group, LLC 5.25% 4/15/2030[1]		33,120	23,038
Boston Properties, LP 3.65% 2/1/2026		3,679	3,454
Boston Properties, LP 2.75% 10/1/2026		1,675	1,503
Boston Properties, LP 2.55% 4/1/2032		1,073	775
Brookfield Property REIT, Inc. 5.75% 5/15/2026[1]		32,555	29,912
Brookfield Property REIT, Inc. 4.50% 4/1/2027[1]		11,785	9,837
Cushman & Wakefield U.S. Borrower, LLC 8.875% 9/1/2031[1]		7,550	7,311
Cushman & Wakefield U.S. Borrower, LLC, Term Loan B, (1-month USD CME Term SOFR + 4.00%) 9.316% 1/31/2030[5,6]		6,295	6,256
Forestar Group, Inc. 3.85% 5/15/2026[1]		10,830	9,848
Forestar Group, Inc. 5.00% 3/1/2028[1]		1,905	1,713
Greystar Real Estate Partners, LLC 7.75% 9/1/2030[1]		9,025	8,925
Iron Mountain, Inc. 4.875% 9/15/2027[1]		29,660	27,391
Iron Mountain, Inc. 5.25% 3/15/2028[1]		24,088	22,298
Iron Mountain, Inc. 5.00% 7/15/2028[1]		9,252	8,427
Iron Mountain, Inc. 7.00% 2/15/2029[1]		4,250	4,161
Iron Mountain, Inc. 5.25% 7/15/2030[1]		57,225	50,065
Iron Mountain, Inc. 4.50% 2/15/2031[1]		34,910	28,752
Kennedy-Wilson, Inc. 4.75% 3/1/2029		47,611	36,601
Kennedy-Wilson, Inc. 4.75% 2/1/2030		50,290	37,590
Kennedy-Wilson, Inc. 5.00% 3/1/2031		38,630	28,257
Ladder Capital Finance Holdings LLLP 5.25% 10/1/2025[1]		14,495	13,970
Ladder Capital Finance Holdings LLLP 4.25% 2/1/2027[1]		30,621	26,812
Ladder Capital Finance Holdings LLLP 4.75% 6/15/2029[1]		13,661	11,053
MPT Operating Partnership, LP 5.00% 10/15/2027		13,527	10,503
MPT Operating Partnership, LP 3.50% 3/15/2031		3,437	2,150
Park Intermediate Holdings, LLC 4.875% 5/15/2029[1]		16,445	13,931
RHP Hotel Properties, LP 4.50% 2/15/2029[1]		15,140	12,992
RLJ Lodging Trust, LP 3.75% 7/1/2026[1]		5,035	4,558
RLJ Lodging Trust, LP 4.00% 9/15/2029[1]		14,905	12,224
Service Properties Trust 4.35% 10/1/2024		5,155	4,951

18	American High-Income Trust

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Real estate (continued)
Service Properties Trust 4.50% 3/15/2025	USD	7,100	$6,654
Service Properties Trust 4.75% 10/1/2026		21,735	18,668
Service Properties Trust 4.95% 2/15/2027		16,497	13,951
Service Properties Trust 5.50% 12/15/2027		3,195	2,735
Service Properties Trust 3.95% 1/15/2028		31,855	24,855
Service Properties Trust 4.95% 10/1/2029		43,571	32,989
Service Properties Trust 4.375% 2/15/2030		3,985	2,864
The Howard Hughes Corp. 5.375% 8/1/2028[1]		27,522	24,282
The Howard Hughes Corp. 4.125% 2/1/2029[1]		38,928	31,182
The Howard Hughes Corp. 4.375% 2/1/2031[1]		68,127	52,355
VICI Properties, LP 5.625% 5/1/2024[1]		9,113	9,063
VICI Properties, LP 3.50% 2/15/2025[1]		5,104	4,888
VICI Properties, LP 4.625% 6/15/2025[1]		12,470	12,054
VICI Properties, LP 4.25% 12/1/2026[1]		9,323	8,695
VICI Properties, LP 3.75% 2/15/2027[1]		243	221
VICI Properties, LP 4.50% 1/15/2028[1]		3,000	2,741
VICI Properties, LP 3.875% 2/15/2029[1]		14,585	12,619
VICI Properties, LP 4.625% 12/1/2029[1]		1,657	1,472
VICI Properties, LP 4.125% 8/15/2030[1]		4,258	3,626
Xenia Hotels & Resorts, Inc. 6.375% 8/15/2025[1]		7,560	7,429
			747,404

Utilities 2.14%
Aegea Finance SARL 9.00% 1/20/2031[1]		7,450	7,517
AmeriGas Partners, LP 5.75% 5/20/2027		5,878	5,515
Calpine Corp. 5.25% 6/1/2026[1]		1,051	1,021
Calpine Corp. 4.50% 2/15/2028[1]		4,000	3,609
Calpine Corp. 5.125% 3/15/2028[1]		8,282	7,384
Calpine Corp. 3.75% 3/1/2031[1]		9,175	7,402
DPL, Inc. 4.125% 7/1/2025		10,965	10,408
Emera, Inc. 6.75% 6/15/2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[7,8]		18,225	17,564
Enfragen Energia Sur SA 5.375% 12/30/2030[1]		4,850	3,398
Enfragen Energia Sur SA 5.375% 12/30/2030		631	442
FirstEnergy Corp. 2.65% 3/1/2030		3,534	2,885
FirstEnergy Corp. 2.25% 9/1/2030		19,000	14,749
FirstEnergy Corp. 7.375% 11/15/2031		7,191	7,855
FirstEnergy Corp. 3.40% 3/1/2050		10,069	6,270
FirstEnergy Corp., Series C, 5.10% 7/15/2047		5,065	4,304
FirstEnergy Transmission, LLC 2.866% 9/15/2028[1]		10,562	9,171
FirstEnergy Transmission, LLC 4.55% 4/1/2049[1]		2,000	1,570
NextEra Energy Operating Partners, LP 4.25% 7/15/2024[1]		3,163	3,099
NextEra Energy Operating Partners, LP 3.875% 10/15/2026[1]		2,373	2,151
NRG Energy, Inc. 3.625% 2/15/2031[1]		2,000	1,520
Pacific Gas and Electric Co. 1.70% 11/15/2023		6,000	5,967
Pacific Gas and Electric Co. 3.45% 7/1/2025		6,096	5,786
Pacific Gas and Electric Co. 3.30% 3/15/2027		3,904	3,528
Pacific Gas and Electric Co. 5.45% 6/15/2027		7,720	7,436
Pacific Gas and Electric Co. 2.10% 8/1/2027		2,965	2,537
Pacific Gas and Electric Co. 3.30% 12/1/2027		3,055	2,701
Pacific Gas and Electric Co. 3.75% 7/1/2028		6,310	5,605
Pacific Gas and Electric Co. 4.55% 7/1/2030		4,170	3,688
Pacific Gas and Electric Co. 2.50% 2/1/2031		7,695	5,860
Pacific Gas and Electric Co. 3.25% 6/1/2031		2,135	1,699
Pacific Gas and Electric Co. 3.30% 8/1/2040		5,540	3,554
Pacific Gas and Electric Co. 3.50% 8/1/2050		21,290	12,699
PG&E Corp. 5.00% 7/1/2028		59,620	54,068
PG&E Corp. 5.25% 7/1/2030		74,395	64,740
PG&E Corp., Term Loan, (3-month USD CME Term SOFR + 3.00%) 8.431% 6/23/2025[5,6]		485	486
Talen Energy Supply, LLC 8.625% 6/1/2030[1]		46,763	47,978
Talen Energy Supply, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 9.876% 5/17/2030[5,6]		5,985	6,010
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029[1]		28,325	23,866
Vistra Operations Co., LLC 3.55% 7/15/2024[1]		5,769	5,628
			381,670

Total corporate bonds, notes & loans			15,749,695

American High-Income Trust	19

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. Treasury bonds & notes 0.77%
U.S. Treasury 0.77%
U.S. Treasury 3.875% 8/15/2033	USD	58,825	$55,576
U.S. Treasury 3.625% 5/15/2053[11]		65,500	54,222
U.S. Treasury 4.125% 8/15/2053		31,500	28,592
Total U.S. Treasury bonds & notes			138,390

Mortgage-backed obligations 0.08%
Collateralized mortgage-backed obligations 0.08%
Treehouse Park Improvement Association No.1 9.75% 12/1/2033[1,3]		15,299	13,534

Bonds & notes of governments & government agencies outside the U.S. 0.01%
Argentine Republic 0.75% 7/9/2030 (1.75% on 7/9/2027)[7]		8,675	2,488

Total bonds, notes & other debt instruments (cost: $17,776,853,000)			15,904,107

Convertible bonds & notes 0.22%
Communication services 0.21%
DISH Network Corp., convertible notes, 3.375% 8/15/2026		62,635	37,957

Financials 0.01%
Coinbase Global, Inc., convertible notes, 0.50% 6/1/2026		2,390	1,806

Total convertible bonds & notes (cost: $58,281,000)			39,763

Common stocks 3.51%	Shares
Health care 1.13%
Rotech Healthcare, Inc.[3,9,10,12]		1,916,276	201,209

Energy 0.82%
Chesapeake Energy Corp.		610,745	52,665
Ascent Resources - Utica, LLC, Class A3,9,12		905,325	30,781
Weatherford International[12]		206,113	18,618
California Resources Corp.		183,103	10,256
Altera Infrastructure, LP3,12		123,978	9,379
Constellation Oil Services Holding SA, Class B-1[3,12]		51,096,574	6,643
Diamond Offshore Drilling, Inc.[12]		378,640	5,558
Mesquite Energy, Inc.[3,12]		109,992	4,663
Civitas Resources, Inc.		57,659	4,663
Denbury, Inc.[12]		19,155	1,877
Southwestern Energy Co.[12]		229,524	1,480
McDermott International, Ltd.[9,12]		1,745,604	436
Earthstone Energy, Inc., Class A12		587	12
Bighorn Permian Resources, LLC[3]		42,744	—	[13]
			147,031

Utilities 0.71%
Talen Energy Corp.[12]		2,242,027	118,603
PG&E Corp.[12]		489,795	7,901
			126,504

Information technology 0.59%
Diebold Nixdorf, Inc.[1,10,12]		5,798,324	104,312

Consumer discretionary 0.14%
NMG Parent, LLC[12]		182,562	20,082
MYT Holding Co., Class B10,12		7,468,376	5,601
			25,683

20	American High-Income Trust

Common stocks (continued)	Shares	Value (000)
Communication services 0.12%
Frontier Communications Parent, Inc.[12]	600,000	$9,390
Intelsat SA12	319,194	7,262
Cumulus Media, Inc., Class A12	561,836	2,860
Clear Channel Outdoor Holdings, Inc.[12]	890,868	1,407
iHeartMedia, Inc., Class A12	378,645	1,196
		22,115

Total common stocks (cost: $699,400,000)		626,854

Preferred securities 0.14%
Consumer discretionary 0.07%
MYT Holdings, LLC, Series A, 10.00% preferred shares[10,12]	19,884,070	12,925

Industrials 0.07%
ACR III LSC Holdings, LLC, Series B, preferred shares[1,3,12]	13,566	11,426

Energy 0.00%
McDermott International, Inc., 8.00% cumulative preferred shares[3,12]	1,130	56

Total preferred securities (cost: $32,392,000)		24,407

Rights & warrants 0.03%
Consumer discretionary 0.02%
NMG Parent, LLC, warrants, expire 9/24/2027[12]	407,047	3,925

Communication services 0.01%
Intelsat Jackson Holdings SA (CVR), Series A12	33,426	267
Intelsat Jackson Holdings SA (CVR), Series B12	33,426	234
		501
Energy 0.00%
California Resources Corp., warrants, expire 10/27/2024[12]	16,108	343
McDermott International, Inc., warrants, expire 7/1/2027[3,12]	845,563	—	[13]
Constellation Oil Services Holding SA, Class D, warrants, expire 6/10/2071[3,12]	18	—	[13]
		343

Total rights & warrants (cost: $4,390,000)		4,769

Short-term securities 6.56%
Money market investments 6.56%
Capital Group Central Cash Fund 5.44%[10,14]	11,713,664	1,171,249

Total short-term securities (cost: $1,171,444,000)		1,171,249
Total investment securities 99.50% (cost: $19,742,760,000)		17,771,149
Other assets less liabilities 0.50%		90,051

Net assets 100.00%		$17,861,200

American High-Income Trust	21

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized (depreciation) appreciation at 9/30/2023 (000)
2 Year U.S. Treasury Note Futures	Long	470	1/4/2024	USD95,274	$(239)
5 Year U.S. Treasury Note Futures	Long	1,606	1/4/2024	169,207	(1,421)
10 Year Ultra U.S. Treasury Note Futures	Short	148	12/29/2023	(16,511)	498
10 Year U.S. Treasury Note Futures	Short	170	12/29/2023	(18,370)	317
30 Year Ultra U.S. Treasury Bond Futures	Short	29	12/29/2023	(3,442)	265
					$(580)

Swap contracts

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 9/30/2023 (000)	Upfront premium received (000)	Unrealized appreciation at 9/30/2023 (000)
CDX.NA.HY.41	5.00%	Quarterly	12/20/2028	USD230,160	$(1,801)	$(2,000)	$199

Investments in affiliates10

	Value of affiliates at 10/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 9/30/2023 (000)	Interest or dividend income (000)
Bonds, notes & other debt instruments 1.13%
Information technology 1.13%
Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 7.00%) 12.891% 8/11/2028[1,5,6]	$—	$195,239	$—	$—	$5,429	$200,668	$1,990
Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 10.479% 7/15/2025[2,5,6]	—	46,115	47,654	1,406	160	27	961
						200,695
Common stocks 1.74%
Health care 1.13%
Rotech Healthcare, Inc.[3,9,12]	205,042	—	—	—	(3,833)	201,209	—
Information technology 0.59%
Diebold Nixdorf, Inc.[1,12]	—	274,680	—	—	(170,368)	104,312	—
Consumer discretionary 0.03%
MYT Holding Co., Class B12	13,070	—	—	—	(7,469)	5,601	—
Financials 0.00%
Jonah Energy Parent, LLC[15]	53,310	—	33,636	23,490	(43,164)	—	28,202
Total common stocks						311,122
Preferred securities 0.07%
Consumer discretionary 0.07%
MYT Holdings, LLC, Series A, 10.00% preferred shares[12]	21,773	—	—	—	(8,848)	12,925	—
Short-term securities 6.56%
Money market investments 6.56%
Capital Group Central Cash Fund 5.44%[14]	724,312	3,745,609	3,298,625	7	(54)	1,171,249	50,736
Total 9.50%				$24,903	$(228,147)	$1,695,991	$81,889

22	American High-Income Trust

Restricted securities9

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare, Inc.[3,10,12]	9/26/2013	$41,128	$201,209	1.13%
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 12.876% 9/13/2029[5,6]	9/13/2023	74,275	74,987	.42
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 12.876% 9/13/2029[5,6]	9/13/2023	1,491	1,647	.01
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[3,7]	6/23/2023	58,592	55,804	.31
Ascent Resources - Utica, LLC, Class A3,12	4/25/2016-11/15/2016	4,340	30,781	.17
Resorts World Las Vegas, LLC 4.625% 4/16/2029	8/11/2023-8/14/2023	5,630	5,356	.03
McDermott International, Ltd.[12]	4/4/2018-12/31/2020	7,967	436	.00 [16]
Total		$193,423	$370,220	2.07%

[1]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $11,578,503,000, which represented 64.82% of the net assets of the fund.
[2]	Scheduled interest and/or principal payment was not received.
[3]	Value determined using significant unobservable inputs.
[4]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[5]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $788,151,000, which represented 4.41% of the net assets of the fund.
[6]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[7]	Step bond; coupon rate may change at a later date.
[8]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[9]	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $370,220,000, which represented 2.07% of the net assets of the fund.
[10]	Affiliate of the fund or part of the same “group of investment companies” as the fund, as defined under the Investment Company Act of 1940, as amended.
[11]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $1,101,000, which represented .01% of the net assets of the fund.
[12]	Security did not produce income during the last 12 months.
[13]	Amount less than one thousand.
[14]	Rate represents the seven-day yield at 9/30/2023.
[15]	Affiliated issuer during the reporting period but no longer held at 9/30/2023.
[16]	Amount less than .01%.

Key to abbreviations

CME = CME Group

CVR = Contingent Value Rights

DAC = Designated Activity Company

GBP = British pounds

LIBOR = London Interbank Offered Rate

PIK = Payment In Kind

REIT = Real Estate Investment Trust

SOFR = Secured Overnight Financing Rate

USD = U.S. dollars

Refer to the notes to financial statements.

American High-Income Trust	23

Financial statements

Statement of assets and liabilities
at September 30, 2023	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $18,035,178)	$16,075,158
Affiliated issuers (cost: $1,707,582)	1,695,991	$17,771,149
Cash		16,961
Cash collateral pledged for futures contracts		2,140
Cash collateral pledged for swap contracts		11,824
Cash denominated in currencies other than U.S. dollars (cost: $18)		18
Receivables for:
Sales of investments	69,820
Sales of fund’s shares	20,750
Dividends and interest	294,610
Variation margin on futures contracts	299
Variation margin on centrally cleared swap contracts	640	386,119
		18,188,211
Liabilities:
Payables for:
Purchases of investments	261,744
Repurchases of fund’s shares	53,903
Dividends on fund’s shares	3,416
Investment advisory services	4,090
Services provided by related parties	3,324
Trustees’ deferred compensation	330
Variation margin on futures contracts	80
Variation margin on centrally cleared swap contracts	64
Other	60	327,011
Commitments and contingencies*
Net assets at September 30, 2023		$17,861,200

Net assets consist of:
Capital paid in on shares of beneficial interest		$22,083,775
Total accumulated loss		(4,222,575)
Net assets at September 30, 2023		$17,861,200

*	Refer to Note 5 for further information on unfunded commitments.

Refer to the notes to financial statements.

24	American High-Income Trust

Financial statements (continued)

Statement of assets and liabilities
at September 30, 2023 (continued)	(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,978,551 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$9,839,231	1,089,928	$9.03
Class C	203,842	22,580	9.03
Class T	9	1	9.03
Class F-1	263,118	29,147	9.03
Class F-2	2,029,065	224,767	9.03
Class F-3	1,027,437	113,813	9.03
Class 529-A	293,001	32,457	9.03
Class 529-C	8,663	960	9.03
Class 529-E	10,879	1,205	9.03
Class 529-T	12	1	9.03
Class 529-F-1	11	1	9.03
Class 529-F-2	34,194	3,788	9.03
Class 529-F-3	11	1	9.03
Class R-1	11,250	1,246	9.03
Class R-2	106,106	11,754	9.03
Class R-2E	7,637	846	9.03
Class R-3	132,438	14,671	9.03
Class R-4	111,714	12,375	9.03
Class R-5E	20,788	2,303	9.03
Class R-5	29,010	3,213	9.03
Class R-6	3,732,784	413,494	9.03

Refer to the notes to financial statements.

American High-Income Trust	25

Financial statements (continued)

Statement of operations
for the year ended September 30, 2023	(dollars in thousands)

Investment income:
Income:
Interest (includes $2,951 from affiliates)	$1,149,915
Dividends (includes $78,938 from affiliates)	87,057	$1,236,972
Fees and expenses*:
Investment advisory services	49,790
Distribution services	30,527
Transfer agent services	18,429
Administrative services	5,145
529 plan services	212
Reports to shareholders	706
Registration statement and prospectus	604
Trustees’ compensation	103
Auditing and legal	80
Custodian	128
Other	268
Total fees and expenses before waiver	105,992
Less waiver of fees and expenses:
Investment advisory services waiver	1,771
Total fees and expenses after waiver		104,221
Net investment income		1,132,751

Net realized loss and unrealized appreciation:
Net realized (loss) gain on:
Investments:
Unaffiliated issuers	(371,975)
Affiliated issuers	24,903
Futures contracts	(3,559)
Swap contracts	(20,506)
Currency transactions	(1,072)	(372,209)
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	890,545
Affiliated issuers	(228,147)
Futures contracts	(1,164)
Swap contracts	958
Currency translations	(137)	662,055
Net realized loss and unrealized appreciation		289,846

Net increase in net assets resulting from operations		$1,422,597

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

Refer to the notes to financial statements.

26	American High-Income Trust

Financial statements (continued)

Statements of changes in net assets
(dollars in thousands)

	Year ended September 30,
	2023	2022
Operations:
Net investment income	$1,132,751	$934,219
Net realized loss	(372,209)	(104,410)
Net unrealized appreciation (depreciation)	662,055	(3,145,073)
Net increase (decrease) in net assets resulting from operations	1,422,597	(2,315,264)

Distributions paid or accrued to shareholders	(1,136,882)	(919,673)

Net capital share transactions	1,364,838	(554,431)

Total increase (decrease) in net assets	1,650,553	(3,789,368)

Net assets:
Beginning of year	16,210,647	20,000,015
End of year	$17,861,200	$16,210,647

Refer to the notes to financial statements.

American High-Income Trust	27

Notes to financial statements

1. Organization

American High-Income Trust (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide a high level of current income. Its secondary investment objective is capital appreciation.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 3.75%	None (except 0.75% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class 529-A	Up to 3.50%	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

28	American High-Income Trust

Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract.

American High-Income Trust	29

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of September 30, 2023 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$15,667,715	$81,980		$15,749,695
U.S. Treasury bonds & notes	—	138,390	—		138,390
Other	—	2,488	13,534		16,022
Convertible bonds & notes	—	39,763	—		39,763
Common stocks	236,922	137,257	252,675		626,854
Preferred securities	—	12,925	11,482		24,407
Rights & warrants	343	4,426	—	[1]	4,769
Short-term securities	1,171,249	—	—		1,171,249
Total	$1,408,514	$16,002,964	$359,671		$17,771,149

	Other investments[2]
	Level 1	Level 2	Level 3		Total
Assets:
Unrealized appreciation on futures contracts	$1,080	$—	$—		$1,080
Unrealized appreciation on centrally cleared credit default swaps	—	199	—		199
Liabilities:
Unrealized depreciation on futures contracts	(1,660)	—	—		(1,660)
Total	$(580)	$199	$—		$(381)

[1]	Amount less than one thousand.
[2]	Futures contracts and credit default swaps are not included in the investment portfolio.

30	American High-Income Trust

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the year ended September 30, 2023 (dollars in thousands):

	Beginning value at 10/1/2022	Transfers into Level 3[3]	Purchases	Sales	Net realized gain[4]	Unrealized depreciation[4]	Transfers out of Level 3[3]	Ending value at 9/30/2023
Investment securities	$395,342	$36,362	$165,657	$(110,871)	$3,925	$(26,853)	$(103,891)	$359,671

Net unrealized appreciation during the period on Level 3 investment securities held at September 30, 2023								$817

[3]	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
[4]	Net realized gain and unrealized depreciation are included in the related amounts on investments in the fund’s statement of operations.

Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):

	Value at 9/30/2023		Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average	[1]	Impact to valuation from an increase in input[2]
Bonds, notes & other debt instruments	$95,514		Estimated recovery value	Expected proceeds	Not applicable	Not applicable		Not applicable
			Transaction	Transaction price	Not applicable	Not applicable		Not applicable
				Net adjustment (decrease) based on movement of market comparables	10%	10%		Decrease
			Yield analysis	Yield	12.7%	12.7%		Decrease
Common stocks	252,675		Estimated recovery value	Expected proceeds	Not applicable	Not applicable		Not applicable
				Vendor price	Not applicable	Not applicable		Not applicable
				Risk discount	40%	40%		Decrease
			Market comparable companies	EV/EBITDA multiple	7.3x - 7.5x	7.3x		Increase
				Price/Book Value multiple	0.4x	0.4x		Increase
				DLOM	15% - 16%	16%		Decrease
				EV/EBITDA less CapEx multiple	10.5x	10.5x		Increase
Preferred securities	11,482		Market comparable companies	EV/EBITDA multiple	3.6x	3.6x		Increase
				DLOM	15%	15%		Decrease
			Estimated recovery value	Expected proceeds	Not applicable	Not applicable		Not applicable
				Risk discount	95%	95%		Decrease
Rights & warrants	—	[3]	Estimated recovery value	Expected proceeds	Not applicable	Not applicable		Not applicable
	$359,671

[1]	Weighted average is by relative fair value.
[2]	This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
[3]	Amount less than one thousand.

Key to abbreviations

CapEx = Capital expenditures

DLOM = Discount for lack of marketability

EBITDA = Earnings before income taxes, depreciation and amortization

EV = Enterprise value

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

American High-Income Trust	31

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities which may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.

32	American High-Income Trust

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Unfunded commitments — The fund has participated in transactions that involve unfunded commitments, which may obligate the fund to purchase new or additional bonds if certain contingencies are met. As of September 30, 2023, the fund’s maximum exposure of unfunded bond commitments was $36,180,000, which would represent .20% of the net assets of the fund should such commitments become due.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

American High-Income Trust	33

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $313,175,000.

Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.

Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.

Swap agreements can take different forms. The fund has entered into the following types of swap agreements:

Credit default swap indices — The fund has entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSI”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.

The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction. The average month-end notional amount of credit default swaps while held was $231,873,000.

34	American High-Income Trust

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts and credit default swaps as of, or for the year ended, September 30, 2023 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$1,080	Unrealized depreciation*	$1,660
Swap (centrally cleared)	Credit	Unrealized appreciation*	199	Unrealized depreciation*	—
			$1,279		$1,660

		Net realized loss		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(3,559)	Net unrealized depreciation on futures contracts	$(1,164)
Swap	Credit	Net realized loss on swap contracts	(20,506)	Net unrealized appreciation on swap contracts	958
			$(24,065)		$(206)

*	Includes cumulative appreciation/depreciation on futures contracts and centrally cleared credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts and credit default swaps. For futures contracts and centrally cleared credit default swaps, the fund pledges collateral for initial and variation margin by contract. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the year ended September 30, 2023, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

American High-Income Trust	35

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; cost of investments sold; net capital losses; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

During the year ended September 30, 2023, the fund reclassified $7,000 from total accumulated loss to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.

As of September 30, 2023, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Undistributed ordinary income	$27,045
Capital loss carryforward*	(2,116,518)
Gross unrealized appreciation on investments	190,524
Gross unrealized depreciation on investments	(2,306,820)
Net unrealized depreciation on investments	(2,116,296)
Cost of investments	19,889,064

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in future years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):

	Year ended September 30
Share class	2023		2022
Class A	$646,145		$523,071
Class C	12,611		11,439
Class T	—	†	—	†
Class F-1	18,085		15,774
Class F-2	130,199		91,492
Class F-3	68,239		51,182
Class 529-A	19,391		15,906
Class 529-C	553		539
Class 529-E	716		585
Class 529-T	1		1
Class 529-F-1	1		1
Class 529-F-2	2,265		1,788
Class 529-F-3	1		1
Class R-1	707		545
Class R-2	6,236		4,891
Class R-2E	438		298
Class R-3	8,370		6,830
Class R-4	7,382		6,029
Class R-5E	1,312		884
Class R-5	1,959		2,500
Class R-6	212,271		185,917
Total	$1,136,882		$919,673

†	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

36	American High-Income Trust

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. At the beginning of the year, these fees were based on a series of decreasing annual rates beginning with 0.300% on the first $60 million of daily net assets and decreasing to 0.132% on such assets in excess of $21 billion. On March 6, 2023, the fund’s board of trustees approved an amended investment advisory and service agreement effective May 1, 2023, replacing the prior series of rates and breakpoints with a new series of decreasing annual rates beginning with 0.157% on the first $15 billion of daily net assets and decreasing to 0.132% on such assets in excess of $21 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 3.00% on the first $8,333,333 of the fund’s monthly gross income and decreasing to 1.50% on such income in excess of $50,000,000. During the year ended September 30, 2023, CRMC waived investment advisory services fees of $1,771,000. CRMC does not intend to recoup this waiver. As a result, the fees shown on the fund’s statement of operations of $49,790,000, which were equivalent to an annualized rate of 0.290% of average daily net assets, were reduced to $48,019,000, which were equivalent to an annualized rate of 0.280% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of September 30, 2023, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Virginia529 is not considered a related party to the fund.

American High-Income Trust	37

The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the year ended September 30, 2023, the 529 plan services fees were $212,000, which were equivalent to 0.060% of the average daily net assets of each 529 share class.

For the year ended September 30, 2023, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$24,897	$14,418		$2,978		Not applicable
Class C	2,177	319		66		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	688	454		84		Not applicable
Class F-2	Not applicable	1,995		573		Not applicable
Class F-3	Not applicable	11		296		Not applicable
Class 529-A	689	407		90		$179
Class 529-C	97	13		3		6
Class 529-E	57	6		3		7
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	—	*	—	*	—	*
Class 529-F-2	Not applicable	12		10		20
Class 529-F-3	Not applicable	—	*	—	*	—	*
Class R-1	122	13		4		Not applicable
Class R-2	806	372		32		Not applicable
Class R-2E	43	15		2		Not applicable
Class R-3	669	204		40		Not applicable
Class R-4	282	111		34		Not applicable
Class R-5E	Not applicable	30		6		Not applicable
Class R-5	Not applicable	16		9		Not applicable
Class R-6	Not applicable	33		915		Not applicable
Total class-specific expenses	$30,527	$18,429		$5,145		$212

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $103,000 in the fund’s statement of operations reflects $70,000 in current fees (either paid in cash or deferred) and a net increase of $33,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund has sold investment securities to other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended September 30, 2023, the fund engaged in such sale transactions with related funds in the amount of $6,637,000, which generated $4,492,000 of net realized gains from such sales.

38	American High-Income Trust

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended September 30, 2023.

8. Committed line of credit

The fund participates with other funds managed by CRMC (or funds managed by certain affiliates of CRMC) in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to support shareholder redemptions. The fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in the fund’s statement of operations. The fund did not borrow on this line of credit at any time during the year ended September 30, 2023.

9. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

10. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions			Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended September 30, 2023

Class A	$892,030	97,541	$622,988	68,147		$(1,595,188)	(174,716)	$(80,170)	(9,028)
Class C	32,248	3,527	12,189	1,334		(76,374)	(8,362)	(31,937)	(3,501)
Class T	—	—	—	—		—	—	—	—
Class F-1	266,798	29,217	17,295	1,892		(291,005)	(31,848)	(6,912)	(739)
Class F-2	940,969	102,932	123,139	13,468		(736,501)	(80,590)	327,607	35,810
Class F-3	478,528	52,434	66,617	7,287		(423,022)	(46,351)	122,123	13,370
Class 529-A	33,021	3,608	19,322	2,114		(57,728)	(6,307)	(5,385)	(585)
Class 529-C	2,147	235	550	60		(4,913)	(537)	(2,216)	(242)
Class 529-E	1,255	137	712	78		(2,733)	(298)	(766)	(83)
Class 529-T	—	—	1	—	†	—	—	1	— †
Class 529-F-1	—	—	1	—	†	—	—	1	— †
Class 529-F-2	7,664	840	2,253	246		(7,916)	(866)	2,001	220
Class 529-F-3	—	—	1	—	†	—	—	1	— †
Class R-1	1,855	203	704	77		(3,586)	(393)	(1,027)	(113)
Class R-2	19,001	2,077	6,193	677		(27,212)	(2,980)	(2,018)	(226)
Class R-2E	2,880	316	437	48		(1,688)	(185)	1,629	179
Class R-3	31,239	3,415	8,293	907		(40,150)	(4,393)	(618)	(71)
Class R-4	25,996	2,842	7,343	804		(30,451)	(3,333)	2,888	313
Class R-5E	6,145	672	1,307	143		(4,409)	(482)	3,043	333
Class R-5	6,017	657	1,947	212		(7,693)	(840)	271	29
Class R-6	1,193,063	130,765	212,099	23,197		(368,840)	(40,534)	1,036,322	113,428
Total net increase (decrease)	$3,940,856	431,418	$1,103,391	120,691		$(3,679,409)	(403,015)	$1,364,838	149,094

Refer to the end of the table for footnotes.

American High-Income Trust	39

	Sales*		Reinvestments of distributions			Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended September 30, 2022

Class A	$1,092,727	109,073	$503,816	51,559		$(1,587,874)	(161,339)	$8,669	(707)
Class C	41,310	4,126	11,009	1,124		(99,720)	(10,107)	(47,401)	(4,857)
Class T	—	—	—	—		—	—	—	—
Class F-1	199,247	20,391	15,058	1,533		(310,396)	(31,344)	(96,091)	(9,420)
Class F-2	799,547	81,166	86,723	8,873		(788,097)	(80,098)	98,173	9,941
Class F-3	698,630	69,445	49,909	5,104		(891,592)	(88,409)	(143,053)	(13,860)
Class 529-A	36,332	3,634	15,848	1,621		(60,667)	(6,163)	(8,487)	(908)
Class 529-C	2,960	294	536	55		(6,632)	(667)	(3,136)	(318)
Class 529-E	1,428	143	583	60		(2,516)	(252)	(505)	(49)
Class 529-T	—	—	1	—	†	—	—	1	— †
Class 529-F-1	—	—	1	—	†	—	—	1	— †
Class 529-F-2	6,535	651	1,779	182		(8,138)	(817)	176	16
Class 529-F-3	—	—	1	—	†	—	—	1	— †
Class R-1	2,186	221	543	56		(2,767)	(282)	(38)	(5)
Class R-2	24,469	2,456	4,850	496		(37,633)	(3,760)	(8,314)	(808)
Class R-2E	2,402	241	297	30		(3,275)	(329)	(576)	(58)
Class R-3	32,214	3,232	6,764	692		(49,578)	(4,990)	(10,600)	(1,066)
Class R-4	26,446	2,623	5,999	613		(39,596)	(4,011)	(7,151)	(775)
Class R-5E	8,396	831	882	91		(3,739)	(381)	5,539	541
Class R-5	10,147	999	2,350	236		(60,889)	(5,989)	(48,392)	(4,754)
Class R-6	730,330	70,891	185,873	18,992		(1,209,450)	(129,324)	(293,247)	(39,441)
Total net increase (decrease)	$3,715,306	370,417	$892,822	91,317		$(5,162,559)	(528,262)	$(554,431)	(66,528)

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

11. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $6,473,306,000 and $6,030,024,000, respectively, during the year ended September 30, 2023.

40	American High-Income Trust

Financial highlights

		Income (loss) from investment operations[1]
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class A:
9/30/2023	$8.86	$.59	$.17	$.76	$(.59)	$9.03	8.75%	$9,839		.73%		.72%		6.48%
9/30/2022	10.55	.48	(1.70)	(1.22)	(.47)	8.86	(11.86)	9,738		.68		.68		4.86
9/30/2021	9.63	.47	.95	1.42	(.50)	10.55	15.05	11,600		.69		.69		4.61
9/30/2020	9.96	.58	(.33)	.25	(.58)	9.63	2.71	10,008		.73		.73		6.11
9/30/2019	10.25	.62	(.29)	.33	(.62)	9.96	3.39	10,428		.72		.72		6.14
Class C:
9/30/2023	8.86	.53	.17	.70	(.53)	9.03	7.95	204		1.47		1.46		5.73
9/30/2022	10.55	.41	(1.70)	(1.29)	(.40)	8.86	(12.52)	231		1.43		1.43		4.09
9/30/2021	9.63	.40	.95	1.35	(.43)	10.55	14.22	326		1.43		1.43		3.89
9/30/2020	9.96	.52	(.34)	.18	(.51)	9.63	1.96	330		1.47		1.47		5.41
9/30/2019	10.25	.55	(.29)	.26	(.55)	9.96	2.61	521		1.48		1.48		5.38
Class T:
9/30/2023	8.86	.62	.17	.79	(.62)	9.03	9.03 [5]	—	[6]	.46	[5]	.45	[5]	6.74	[5]
9/30/2022	10.55	.51	(1.70)	(1.19)	(.50)	8.86	(11.63)[5]	—	[6]	.42	[5]	.42	[5]	5.12	[5]
9/30/2021	9.63	.50	.95	1.45	(.53)	10.55	15.36 [5]	—	[6]	.43	[5]	.43	[5]	4.87	[5]
9/30/2020	9.96	.61	(.34)	.27	(.60)	9.63	2.97 [5]	—	[6]	.47	[5]	.47	[5]	6.37	[5]
9/30/2019	10.25	.65	(.29)	.36	(.65)	9.96	3.65 [5]	—	[6]	.47	[5]	.47	[5]	6.39	[5]
Class F-1:
9/30/2023	8.86	.59	.17	.76	(.59)	9.03	8.73	263		.74		.73		6.47
9/30/2022	10.55	.48	(1.70)	(1.22)	(.47)	8.86	(11.88)	265		.70		.70		4.79
9/30/2021	9.63	.47	.95	1.42	(.50)	10.55	15.05	415		.70		.70		4.62
9/30/2020	9.96	.59	(.34)	.25	(.58)	9.63	2.71	401		.73		.73		6.11
9/30/2019	10.25	.62	(.29)	.33	(.62)	9.96	3.37	446		.74		.74		6.12
Class F-2:
9/30/2023	8.86	.62	.17	.79	(.62)	9.03	9.06	2,029		.44		.43		6.79
9/30/2022	10.55	.51	(1.70)	(1.19)	(.50)	8.86	(11.62)	1,674		.40		.40		5.14
9/30/2021	9.63	.50	.95	1.45	(.53)	10.55	15.39	1,888		.40		.40		4.89
9/30/2020	9.96	.61	(.33)	.28	(.61)	9.63	3.00	1,368		.44		.44		6.38
9/30/2019	10.25	.65	(.29)	.36	(.65)	9.96	3.66	1,281		.46		.46		6.41
Class F-3:
9/30/2023	8.86	.63	.17	.80	(.63)	9.03	9.18	1,027		.33		.32		6.88
9/30/2022	10.55	.52	(1.70)	(1.18)	(.51)	8.86	(11.52)	890		.30		.30		5.23
9/30/2021	9.63	.51	.95	1.46	(.54)	10.55	15.50	1,206		.30		.30		4.96
9/30/2020	9.96	.63	(.34)	.29	(.62)	9.63	3.11	595		.34		.34		6.48
9/30/2019	10.25	.66	(.29)	.37	(.66)	9.96	3.77	523		.36		.36		6.50
Class 529-A:
9/30/2023	8.86	.59	.17	.76	(.59)	9.03	8.71	293		.76		.75		6.45
9/30/2022	10.55	.48	(1.70)	(1.22)	(.47)	8.86	(11.88)	293		.71		.71		4.83
9/30/2021	9.63	.47	.95	1.42	(.50)	10.55	15.03	358		.71		.71		4.59
9/30/2020	9.96	.58	(.33)	.25	(.58)	9.63	2.68	322		.76		.76		6.08
9/30/2019	10.25	.62	(.29)	.33	(.62)	9.96	3.34	317		.78		.78		6.08

Refer to the end of the table for footnotes.

American High-Income Trust	41

Financial highlights (continued)

		Income (loss) from investment operations[1]
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of year	Total return[2,3]		Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class 529-C:
9/30/2023	$8.86	$.52	$.17	$.69	$(.52)	$9.03	7.89%		$9		1.53%		1.52%		5.66%
9/30/2022	10.55	.40	(1.70)	(1.30)	(.39)	8.86	(12.56)		11		1.48		1.48		4.03
9/30/2021	9.63	.40	.95	1.35	(.43)	10.55	14.19		16		1.45		1.45		3.87
9/30/2020	9.96	.50	(.33)	.17	(.50)	9.63	1.92		18		1.50		1.50		5.41
9/30/2019	10.25	.54	(.29)	.25	(.54)	9.96	2.58		53		1.51		1.51		5.35
Class 529-E:
9/30/2023	8.86	.57	.17	.74	(.57)	9.03	8.51		11		.95		.94		6.26
9/30/2022	10.55	.46	(1.70)	(1.24)	(.45)	8.86	(12.06)		11		.90		.90		4.64
9/30/2021	9.63	.45	.95	1.40	(.48)	10.55	14.81		14		.90		.90		4.41
9/30/2020	9.96	.57	(.34)	.23	(.56)	9.63	2.50		14		.94		.94		5.91
9/30/2019	10.25	.60	(.29)	.31	(.60)	9.96	3.15		16		.96		.96		5.90
Class 529-T:
9/30/2023	8.86	.61	.17	.78	(.61)	9.03	8.96	[5]	—	[6]	.52	[5]	.51	[5]	6.69	[5]
9/30/2022	10.55	.50	(1.70)	(1.20)	(.49)	8.86	(11.68)[5]		—	[6]	.48	[5]	.48	[5]	5.07	[5]
9/30/2021	9.63	.50	.95	1.45	(.53)	10.55	15.30	[5]	—	[6]	.48	[5]	.48	[5]	4.82	[5]
9/30/2020	9.96	.60	(.33)	.27	(.60)	9.63	2.92	[5]	—	[6]	.52	[5]	.52	[5]	6.30	[5]
9/30/2019	10.25	.64	(.29)	.35	(.64)	9.96	3.59	[5]	—	[6]	.53	[5]	.53	[5]	6.32	[5]
Class 529-F-1:
9/30/2023	8.86	.61	.17	.78	(.61)	9.03	8.92	[5]	—	[6]	.56	[5]	.55	[5]	6.65	[5]
9/30/2022	10.55	.50	(1.70)	(1.20)	(.49)	8.86	(11.72)[5]		—	[6]	.52	[5]	.52	[5]	5.03	[5]
9/30/2021	9.63	.49	.95	1.44	(.52)	10.55	15.27	[5]	—	[6]	.49	[5]	.49	[5]	5.26	[5]
9/30/2020	9.96	.60	(.33)	.27	(.60)	9.63	2.92		31		.53		.53		6.31
9/30/2019	10.25	.64	(.29)	.35	(.64)	9.96	3.58		33		.54		.54		6.32
Class 529-F-2:
9/30/2023	8.86	.62	.17	.79	(.62)	9.03	9.07		34		.43		.42		6.79
9/30/2022	10.55	.51	(1.70)	(1.19)	(.50)	8.86	(11.62)		32		.41		.41		5.13
9/30/2021[7,8]	9.62	.46	.95	1.41	(.48)	10.55	14.92	[9]	38		.44	[10]	.44	[10]	4.82	[10]
Class 529-F-3:
9/30/2023	8.86	.62	.17	.79	(.62)	9.03	9.10		—	[6]	.40		.39		6.81
9/30/2022	10.55	.51	(1.70)	(1.19)	(.50)	8.86	(11.59)		—	[6]	.37		.37		5.18
9/30/2021[7,8]	9.62	.46	.96	1.42	(.49)	10.55	14.99	[9]	—	[6]	.43	[10]	.37	[10]	4.90	[10]
Class R-1:
9/30/2023	8.86	.53	.17	.70	(.53)	9.03	7.99		11		1.43		1.42		5.77
9/30/2022	10.55	.41	(1.70)	(1.29)	(.40)	8.86	(12.50)		12		1.41		1.41		4.14
9/30/2021	9.63	.40	.95	1.35	(.43)	10.55	14.22		14		1.43		1.43		3.88
9/30/2020	9.96	.51	(.33)	.18	(.51)	9.63	1.94		12		1.49		1.49		5.37
9/30/2019	10.25	.55	(.29)	.26	(.55)	9.96	2.61		9		1.49		1.49		5.38

Refer to the end of the table for footnotes.

42	American High-Income Trust

Financial highlights (continued)

		Income (loss) from investment operations[1]
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income to average net assets[3]
Class R-2:
9/30/2023	$8.86	$.53	$.17	$.70	$(.53)	$9.03	7.99%	$106	1.43%	1.42%	5.78%
9/30/2022	10.55	.41	(1.70)	(1.29)	(.40)	8.86	(12.49)	106	1.40	1.40	4.13
9/30/2021	9.63	.40	.95	1.35	(.43)	10.55	14.25	135	1.40	1.40	3.91
9/30/2020	9.96	.52	(.34)	.18	(.51)	9.63	1.96	122	1.46	1.46	5.39
9/30/2019	10.25	.55	(.29)	.26	(.55)	9.96	2.63	143	1.46	1.46	5.40
Class R-2E:
9/30/2023	8.86	.56	.17	.73	(.56)	9.03	8.31	8	1.14	1.12	6.11
9/30/2022	10.55	.44	(1.70)	(1.26)	(.43)	8.86	(12.24)	6	1.11	1.11	4.42
9/30/2021	9.63	.43	.95	1.38	(.46)	10.55	14.57	8	1.12	1.12	4.20
9/30/2020	9.96	.54	(.33)	.21	(.54)	9.63	2.26	8	1.17	1.17	5.68
9/30/2019	10.25	.58	(.29)	.29	(.58)	9.96	2.93	9	1.17	1.17	5.68
Class R-3:
9/30/2023	8.86	.57	.17	.74	(.57)	9.03	8.47	132	.98	.97	6.23
9/30/2022	10.55	.46	(1.70)	(1.24)	(.45)	8.86	(12.10)	131	.95	.95	4.58
9/30/2021	9.63	.45	.95	1.40	(.48)	10.55	14.76	167	.96	.96	4.35
9/30/2020	9.96	.55	(.33)	.22	(.55)	9.63	2.43	142	1.00	1.00	5.85
9/30/2019	10.25	.59	(.29)	.30	(.59)	9.96	3.09	164	1.01	1.01	5.85
Class R-4:
9/30/2023	8.86	.60	.17	.77	(.60)	9.03	8.80	112	.68	.67	6.54
9/30/2022	10.55	.49	(1.70)	(1.21)	(.48)	8.86	(11.83)	107	.65	.65	4.89
9/30/2021	9.63	.48	.95	1.43	(.51)	10.55	15.10	135	.65	.65	4.66
9/30/2020	9.96	.58	(.33)	.25	(.58)	9.63	2.75	120	.69	.69	6.16
9/30/2019	10.25	.63	(.29)	.34	(.63)	9.96	3.41	138	.71	.71	6.16
Class R-5E:
9/30/2023	8.86	.62	.17	.79	(.62)	9.03	9.01	21	.48	.47	6.74
9/30/2022	10.55	.51	(1.70)	(1.19)	(.50)	8.86	(11.66)	17	.45	.45	5.15
9/30/2021	9.63	.50	.95	1.45	(.53)	10.55	15.33	15	.45	.45	4.85
9/30/2020	9.96	.60	(.33)	.27	(.60)	9.63	2.95	11	.49	.49	6.32
9/30/2019	10.25	.65	(.29)	.36	(.65)	9.96	3.62	8	.49	.49	6.35
Class R-5:
9/30/2023	8.86	.63	.17	.80	(.63)	9.03	9.11	29	.39	.38	6.82
9/30/2022	10.55	.51	(1.70)	(1.19)	(.50)	8.86	(11.58)	28	.36	.36	4.97
9/30/2021	9.63	.51	.95	1.46	(.54)	10.55	15.44	84	.35	.35	4.95
9/30/2020	9.96	.62	(.34)	.28	(.61)	9.63	3.06	74	.39	.39	6.46
9/30/2019	10.25	.66	(.29)	.37	(.66)	9.96	3.72	79	.41	.41	6.46
Class R-6:
9/30/2023	8.86	.63	.17	.80	(.63)	9.03	9.17	3,733	.33	.32	6.94
9/30/2022	10.55	.52	(1.70)	(1.18)	(.51)	8.86	(11.52)	2,659	.30	.30	5.25
9/30/2021	9.63	.51	.95	1.46	(.54)	10.55	15.50	3,581	.30	.30	5.01
9/30/2020	9.96	.63	(.34)	.29	(.62)	9.63	3.11	3,169	.33	.33	6.46
9/30/2019	10.25	.66	(.29)	.37	(.66)	9.96	3.78	2,301	.35	.35	6.51

Refer to the end of the table for footnotes.

American High-Income Trust	43

Financial highlights (continued)

	Year ended September 30,
	2023	2022	2021	2020	2019
Portfolio turnover rate for all share classes[11]	39%	40%	66%	75%	52%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain waivers/reimbursements from CRMC. During some of the years shown, CRMC waived a portion of investment advisory services fees and reimbursed a portion of transfer agent services fees for certain share classes.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[6]	Amount less than $1 million.
[7]	Based on operations for a period that is less than a full year.
[8]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[9]	Not annualized.
[10]	Annualized.
[11]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.

Refer to the notes to financial statements.

44	American High-Income Trust

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of American High-Income Trust:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of American High-Income Trust (the “Fund”), including the investment portfolio, as of September 30, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2023, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Costa Mesa, California
November 9, 2023

We have served as the auditor of one or more American Funds investment companies since 1956.

American High-Income Trust	45

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (April 1, 2023, through September 30, 2023).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

46	American High-Income Trust

Expense example (continued)

	Beginning account value 4/1/2023	Ending account value 9/30/2023	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,017.52	$3.59	.71%
Class A – assumed 5% return	1,000.00	1,021.51	3.60	.71
Class C – actual return	1,000.00	1,013.74	7.37	1.46
Class C – assumed 5% return	1,000.00	1,017.75	7.38	1.46
Class T – actual return	1,000.00	1,018.82	2.28	.45
Class T – assumed 5% return	1,000.00	1,022.81	2.28	.45
Class F-1 – actual return	1,000.00	1,017.45	3.69	.73
Class F-1 – assumed 5% return	1,000.00	1,021.41	3.70	.73
Class F-2 – actual return	1,000.00	1,019.02	2.13	.42
Class F-2 – assumed 5% return	1,000.00	1,022.96	2.13	.42
Class F-3 – actual return	1,000.00	1,019.54	1.57	.31
Class F-3 – assumed 5% return	1,000.00	1,023.51	1.57	.31
Class 529-A – actual return	1,000.00	1,017.41	3.74	.74
Class 529-A – assumed 5% return	1,000.00	1,021.36	3.75	.74
Class 529-C – actual return	1,000.00	1,013.47	7.62	1.51
Class 529-C – assumed 5% return	1,000.00	1,017.50	7.64	1.51
Class 529-E – actual return	1,000.00	1,016.43	4.70	.93
Class 529-E – assumed 5% return	1,000.00	1,020.41	4.71	.93
Class 529-T – actual return	1,000.00	1,018.55	2.58	.51
Class 529-T – assumed 5% return	1,000.00	1,022.51	2.59	.51
Class 529-F-1 – actual return	1,000.00	1,018.37	2.78	.55
Class 529-F-1 – assumed 5% return	1,000.00	1,022.31	2.79	.55
Class 529-F-2 – actual return	1,000.00	1,019.05	2.08	.41
Class 529-F-2 – assumed 5% return	1,000.00	1,023.01	2.08	.41
Class 529-F-3 – actual return	1,000.00	1,019.21	1.92	.38
Class 529-F-3 – assumed 5% return	1,000.00	1,023.16	1.93	.38
Class R-1 – actual return	1,000.00	1,013.98	7.17	1.42
Class R-1 – assumed 5% return	1,000.00	1,017.95	7.18	1.42
Class R-2 – actual return	1,000.00	1,014.04	7.07	1.40
Class R-2 – assumed 5% return	1,000.00	1,018.05	7.08	1.40
Class R-2E – actual return	1,000.00	1,015.50	5.61	1.11
Class R-2E – assumed 5% return	1,000.00	1,019.50	5.62	1.11
Class R-3 – actual return	1,000.00	1,016.26	4.85	.96
Class R-3 – assumed 5% return	1,000.00	1,020.26	4.86	.96
Class R-4 – actual return	1,000.00	1,017.79	3.34	.66
Class R-4 – assumed 5% return	1,000.00	1,021.76	3.35	.66
Class R-5E – actual return	1,000.00	1,018.80	2.33	.46
Class R-5E – assumed 5% return	1,000.00	1,022.76	2.33	.46
Class R-5 – actual return	1,000.00	1,019.28	1.87	.37
Class R-5 – assumed 5% return	1,000.00	1,023.21	1.88	.37
Class R-6 – actual return	1,000.00	1,019.53	1.62	.32
Class R-6 – assumed 5% return	1,000.00	1,023.46	1.62	.32

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

American High-Income Trust	47

Tax information	unaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended September 30, 2023:

Qualified dividend income	$36,211,000
Section 163(j) interest dividends	$1,214,430,000
Corporate dividends received deduction	$36,117,000
U.S. government income that may be exempt from state taxation	$17,162,000

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2024, to determine the calendar year amounts to be included on their 2023 tax returns. Shareholders should consult their tax advisors.

48	American High-Income Trust

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American High-Income Trust	49

Board of trustees and other officers

Independent trustees1

Name and year of birth	Year first elected a trustee of the fund[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
Francisco G. Cigarroa, MD, 1957	2021	Professor of Surgery, University of Texas Health San Antonio; Trustee, Ford Foundation; Clayton Research Scholar, Clayton Foundation for Biomedical Research	88	None
Nariman Farvardin, 1956	2018	President, Stevens Institute of Technology	93	None
Jennifer C. Feikin, 1968	2022	Business Advisor; previously held positions at Google, AOL, 20th Century Fox and McKinsey & Company; Trustee, The Nature Conservancy of Utah; former Trustee, The Nature Conservancy of California	102	Hertz Global Holdings, Inc.
Leslie Stone Heisz, 1961	2022	Former Managing Director, Lazard (retired, 2010); Director, Kaiser Permanente (California public benefit corporation); former Lecturer, UCLA Anderson School of Management	102	Edwards Lifesciences; Public Storage, Inc.
Mary Davis Holt, 1950	2015-2016 2017	Principal, Mary Davis Holt Enterprises, LLC (leadership development consulting); former Partner, Flynn Heath Holt Leadership, LLC (leadership consulting); former COO, Time Life Inc. (1993–2003)	89	None
Merit E. Janow, 1958	2010	Dean Emerita and Professor of Practice, International Economic Law & International Affairs, Columbia University, School of International and Public Affairs	99	Aptiv (autonomous and green vehicle technology); Mastercard Incorporated
Margaret Spellings, 1957 Chair of the Board (Independent and Non-Executive)	2010	President and CEO, Bipartisan Policy Center; former President and CEO, Texas 2036; former President, Margaret Spellings & Company (public policy and strategic consulting); former President, The University of North Carolina	93	None
Alexandra Trower, 1964	2019	Former Executive Vice President, Global Communications and Corporate Officer, The Estée Lauder Companies	88	None
Paul S. Williams, 1959	2020	Former Partner/Managing Director, Major, Lindsey & Africa (executive recruiting firm)	88	Air Transport Services Group, Inc. (aircraft leasing and air cargo transportation); Public Storage, Inc.

Interested trustees4,5

Name, year of birth and position with fund	Year first elected a trustee or officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
Michael C. Gitlin, 1970 Trustee	2015	Partner – Capital Fixed Income Investors, Capital Research and Management Company; Vice Chairman and Director, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[6]	88	None
Karl J. Zeile, 1966 Trustee	2019	Partner — Capital Fixed Income Investors, Capital Research and Management Company	23	None

The fund’s statement of additional information includes further details about fund trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by referring to the Capital Group website at capitalgroup.com. The address for all trustees and officers of the fund is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

50	American High-Income Trust

Other officers5

Name, year of birth and position with fund	Year first elected an officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund
David A. Daigle, 1967 President	2008	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Partner — Capital Fixed Income Investors, Capital Bank and Trust Company[6]
Kristine M. Nishiyama, 1970 Principal Executive Officer	2003	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Chair, Senior Vice President, General Counsel and Director, Capital Bank and Trust Company[6]
Michael W. Stockton, 1967 Executive Vice President	2021	Senior Vice President — Fund Business Management Group, Capital Research and Management Company
Tom Chow, 1966 Senior Vice President	2015	Partner — Capital Fixed Income Investors, Capital Research and Management Company
Tara L. Torrens, 1979 Senior Vice President	2016	Partner — Capital Fixed Income Investors, Capital Research and Management Company
Shannon Ward, 1964 Senior Vice President	2017	Partner — Capital Fixed Income Investors, Capital Research and Management Company
Courtney R. Taylor, 1975 Secretary	2006-2010 2023	Assistant Vice President — Fund Business Management Group, Capital Research and Management Company
Becky L. Park, 1979 Treasurer	2021	Vice President — Investment Operations, Capital Research and Management Company
Jane Y. Chung, 1974 Assistant Secretary	2014	Associate — Fund Business Management Group, Capital Research and Management Company
Sandra Chuon, 1972 Assistant Treasurer	2019	Vice President — Investment Operations, Capital Research and Management Company
Brian C. Janssen, 1972 Assistant Treasurer	2012	Senior Vice President — Investment Operations, Capital Research and Management Company

[1]	The term independent trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the fund serve until their resignation, removal or retirement.
[3]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[4]	The term interested trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).
[5]	All of the trustees and/or officers listed, except Tom Chow and Tara L. Torrens, are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
[6]	Company affiliated with Capital Research and Management Company.

American High-Income Trust	51

Office of the fund

333 South Hope Street
Los Angeles, CA 90071-1406

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address nearest you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1000
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

52	American High-Income Trust

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or refer to the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

American High-Income Trust files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of American High-Income Trust, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after December 31, 2023, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Funds Distributors, Inc.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemTM — has resulted in superior outcomes.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 28 years of investment industry experience, including 22 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes
Equity-focused funds have beaten their Lipper peer indexes in 90% of 10-year periods and 99% of 20-year periods.2 Relative to their peers, our fixed income funds have helped investors achieve better diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Investment industry experience as of December 31, 2022.
[2]	Based on Class F-2 share results for rolling monthly 10- and 20-year periods starting with the first 10- or 20-year period after each mutual fund’s inception through December 31, 2022. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Past results are not predictive of results in future periods.
[3]	Based on Class F-2 share results as of December 31, 2022. Sixteen of the 18 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation lower than their respective Morningstar peer group averages. S&P 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our mutual fund management fees were in the lowest quintile 62% of the time, based on the 20-year period ended December 31, 2022, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Refer to capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made by calling 800/421-4225 or to the Secretary of the Registrant, 333 South Hope Street, 55th Floor, Los Angeles, California 90071.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Paul S. Williams, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

AHIT

Registrant:
a) Audit Fees:
Audit	2022	177,000
	2023	31,000

b) Audit-Related Fees:
	2022	3,000
	2023	3,000

c) Tax Fees:
	2022	9,000
	2023	10,000
	The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
	2022	None
	2023	None

	Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
	Not Applicable

b) Audit-Related Fees:
	2022	2,114,000
	2023	1,912,000
	The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
	2022	394,000
	2023	None
The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
	2022	None
	2023	None
The other fees consist of subscription services related to an accounting research tool.

All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $2,521,000 for fiscal year 2022 and $1,925,000 for fiscal year 2023. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN HIGH-INCOME TRUST

By __/s/ Kristine M. Nishiyama________________
Kristine M. Nishiyama, Principal Executive Officer

Date: November 30, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By _ /s/ Kristine M. Nishiyama_____________
Kristine M. Nishiyama, Principal Executive Officer

Date: November 30, 2023

By ___/s/ Becky L. Park__________________
Becky L. Park, Treasurer and Principal Financial Officer

Date: November 30, 2023